American Century Investments®
Quarterly Portfolio Holdings
AvantisTM International Equity Fund
May 31, 2020

Avantis International Equity Fund - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Australia — 5.8%
Adbri Ltd.	2,864	5,201
Afterpay Ltd.(1)	244	7,755
AGL Energy Ltd.	1,195	13,276
Alkane Resources Ltd.(1)	2,522	1,534
Altium Ltd.	68	1,672
Alumina Ltd.	1,034	1,012
AMP Ltd.(1)	24,821	27,013
Ampol Ltd.	1,124	20,104
Ansell Ltd.	61	1,424
APA Group	3,227	24,823
Appen Ltd.	277	5,627
ARB Corp. Ltd.	79	899
Ardent Leisure Group Ltd.(1)	1,272	378
Aristocrat Leisure Ltd.	1,647	27,919
Asaleo Care Ltd.	1,434	972
ASX Ltd.	140	8,171
Atlas Arteria Ltd.	1,021	4,476
Atlassian Corp. plc, Class A(1)	327	60,593
Aurizon Holdings Ltd.	10,305	32,413
AusNet Services	9,877	11,528
Austal Ltd.	1,005	2,243
Australia & New Zealand Banking Group Ltd.	6,634	78,041
Australian Agricultural Co. Ltd.(1)	2,182	1,573
Australian Ethical Investment Ltd.	409	1,973
Australian Finance Group Ltd.	704	735
Australian Pharmaceutical Industries Ltd.	6,282	4,687
Bank of Queensland Ltd.	2,302	8,059
Beach Energy Ltd.	11,144	11,811
Bega Cheese Ltd.	3,179	11,326
Bendigo & Adelaide Bank Ltd.	1,967	7,979
BHP Group Ltd., ADR	3,294	155,147
Bingo Industries Ltd.	515	802
Blackmores Ltd.	116	6,340
BlueScope Steel Ltd.	3,246	23,582
Boral Ltd.	7,801	15,988
Brambles Ltd.	6,294	48,502
Brickworks Ltd.	607	6,258
carsales.com Ltd.	1,626	17,299
Cedar Woods Properties Ltd.	198	736
Challenger Ltd.	4,766	15,664
CIMIC Group Ltd.	343	5,712
Class Ltd.	662	623
Cleanaway Waste Management Ltd.	4,316	5,560
Coca-Cola Amatil Ltd.	2,359	13,674
Cochlear Ltd.	108	13,908
Codan Ltd.	230	1,088
Coles Group Ltd.	5,726	58,277
Collins Foods Ltd.	144	762

Commonwealth Bank of Australia	3,073	129,006
Computershare Ltd.	149	1,286
Costa Group Holdings Ltd.	578	1,244
Credit Corp. Group Ltd.	200	2,297
Crown Resorts Ltd.	1,313	8,408
CSL Ltd., ADR	1,342	124,216
CSR Ltd.	3,037	8,252
Dicker Data Ltd.	234	1,225
Domino's Pizza Enterprises Ltd.	338	14,064
Downer EDI Ltd.	361	1,087
Eclipx Group Ltd.(1)	917	729
Elders Ltd.	290	1,912
Emeco Holdings Ltd.(1)	717	519
EML Payments Ltd.(1)	318	775
Evolution Mining Ltd.	9,829	39,638
FlexiGroup Ltd.	743	554
Flight Centre Travel Group Ltd.	35	306
Fortescue Metals Group Ltd.	6,688	61,366
Galaxy Resources Ltd.(1)	7,275	3,765
Genworth Mortgage Insurance Australia Ltd.	1,713	2,377
GrainCorp Ltd., A Shares(1)	1,592	4,695
GUD Holdings Ltd.	684	4,739
Harvey Norman Holdings Ltd.	2,081	4,528
HT&E Ltd.	1,854	1,467
IDP Education Ltd.	1,098	12,493
IGO Ltd.	4,813	15,938
Iluka Resources Ltd.	2,854	15,479
Incitec Pivot Ltd.	717	951
Infigen Energy	16,271	6,516
Infomedia Ltd.	4,782	5,228
Inghams Group Ltd.	2,141	4,887
Insurance Australia Group Ltd.	3,120	12,597
Integrated Research Ltd.	1,922	4,360
InvoCare Ltd.	556	4,220
IOOF Holdings Ltd.	255	812
IPH Ltd.	175	876
IRESS Ltd.	114	844
James Hardie Industries plc	1,775	30,350
JB Hi-Fi Ltd.	147	3,601
Johns Lyng Group Ltd.	704	1,137
Jumbo Interactive Ltd.	89	692
Jupiter Mines Ltd.	22,840	4,229
Karoon Energy Ltd.(1)	1,342	511
Kogan.com Ltd.	842	6,252
Lendlease Group	1,169	9,953
Lovisa Holdings Ltd.	134	700
Macmahon Holdings Ltd.	6,093	1,024
Macquarie Group Ltd.	406	29,365
Magellan Financial Group Ltd.	644	25,146
Mayne Pharma Group Ltd.(1)	3,287	918
McMillan Shakespeare Ltd.	218	1,248
Medibank Pvt Ltd.	10,665	20,135
Metcash Ltd.	3,653	6,577
Mineral Resources Ltd.	1,750	21,709

Monadelphous Group Ltd.	90	710
Myer Holdings Ltd.(1)	2,868	529
MyState Ltd.	613	1,624
National Australia Bank Ltd.	5,260	61,675
Netwealth Group Ltd.	1,149	6,358
New Energy Solar Ltd.	2,331	1,679
New Hope Corp. Ltd.	4,936	4,452
Newcrest Mining Ltd.	2,594	52,420
NEXTDC Ltd.(1)	229	1,399
nib holdings Ltd.	1,784	5,607
Nine Entertainment Co. Holdings Ltd.	9,409	9,156
Northern Star Resources Ltd.	730	7,125
NRW Holdings Ltd.	5,096	6,488
Nufarm Ltd.(1)	3,201	11,412
Oil Search Ltd.	3,103	7,087
Omni Bridgeway Ltd.	656	2,150
Orica Ltd.	1,286	14,749
Origin Energy Ltd.	4,060	15,752
Orocobre Ltd.(1)	535	840
Orora Ltd.	8,253	14,448
OZ Minerals Ltd.	2,164	13,440
Pacific Current Group Ltd.	220	749
Peet Ltd.	1,161	697
Pendal Group Ltd.	182	770
Perenti Global Ltd.	2,523	2,006
Perpetual Ltd.	264	5,510
Perseus Mining Ltd.(1)	15,994	13,694
Platinum Asset Management Ltd.	2,221	5,849
PolyNovo Ltd.(1)	1,093	1,977
Premier Investments Ltd.	249	2,716
Pro Medicus Ltd.	76	1,451
PWR Holdings Ltd.	302	876
Qantas Airways Ltd.	3,507	9,239
QBE Insurance Group Ltd.	2,300	13,366
Qube Holdings Ltd.	720	1,286
Ramelius Resources Ltd.	9,222	10,696
Ramsay Health Care Ltd.	379	17,517
REA Group Ltd.	143	9,455
Red 5 Ltd.(1)	5,416	977
Regis Resources Ltd.	4,193	14,985
Reliance Worldwide Corp. Ltd.	356	727
Resolute Mining Ltd.(1)	8,870	6,676
Rio Tinto Ltd.	873	53,955
Sandfire Resources Ltd.	1,804	5,206
Santos Ltd.	8,887	31,364
Saracen Mineral Holdings Ltd.(1)	2,347	7,916
SeaLink Travel Group Ltd.	288	811
SEEK Ltd.	519	6,886
Select Harvests Ltd.	821	3,397
Senex Energy Ltd.(1)	4,432	682
Seven Group Holdings Ltd.	77	822
Sigma Healthcare Ltd.	13,377	5,178
Silver Lake Resources Ltd.(1)	8,626	12,493
Sims Ltd.	1,174	6,097

SmartGroup Corp. Ltd.	213	954
Sonic Healthcare Ltd.	474	8,911
South32 Ltd.	25,586	32,126
Southern Cross Media Group Ltd.	1,599	251
Spark Infrastructure Group	8,055	11,345
St. Barbara Ltd.	7,162	14,772
Star Entertainment Grp Ltd. (The)	4,164	8,100
Steadfast Group Ltd.	2,302	5,083
Suncorp Group Ltd.	2,400	14,782
Super Retail Group Ltd.	983	5,499
Sydney Airport	1,755	6,861
Tassal Group Ltd.	826	2,216
Technology One Ltd.	1,557	9,427
Telstra Corp. Ltd.	12,909	27,740
TPG Telecom Ltd.	1,035	5,811
Transurban Group	3,891	37,126
Treasury Wine Estates Ltd.	3,054	19,687
United Malt Grp Ltd.(1)	889	2,655
Village Roadshow Ltd.	468	636
Viva Energy Group Ltd.	7,433	8,168
Vocus Group Ltd.(1)	2,212	4,428
Washington H Soul Pattinson & Co. Ltd.	499	6,305
Wesfarmers Ltd.	1,719	45,820
Western Areas Ltd.	3,767	5,735
Westgold Resources Ltd.(1)	4,361	6,755
Westpac Banking Corp., ADR	4,322	49,098
Whitehaven Coal Ltd.	4,468	5,327
WiseTech Global Ltd.	66	899
Woodside Petroleum Ltd.	3,522	52,483
Woolworths Group Ltd.	1,786	41,829
Worley Ltd.	123	678
		2,378,975
Austria — 0.2%
Addiko Bank AG(1)	63	502
ANDRITZ AG(1)	158	5,937
AT&S Austria Technologie & Systemtechnik AG	321	5,872
BAWAG Group AG(1)	272	9,015
CA Immobilien Anlagen AG(1)	25	844
DO & CO. AG(1)	12	670
Erste Group Bank AG(1)	582	12,838
EVN AG	92	1,574
IMMOFINANZ AG(1)	260	4,876
Lenzing AG(1)	88	4,322
Oesterreichische Post AG	141	4,728
OMV AG	275	9,116
Porr AG	59	998
Raiffeisen Bank International AG	155	2,863
S IMMO AG	41	776
Telekom Austria AG(1)	134	960
UNIQA Insurance Group AG	655	4,428
Verbund AG	155	6,920
Vienna Insurance Group AG Wiener Versicherung Gruppe(1)	237	4,988
voestalpine AG	461	9,010

Wienerberger AG	313	6,279
		97,516
Belgium — 1.0%
Ackermans & van Haaren NV(1)	141	19,419
Ageas	756	25,896
AGFA-Gevaert NV(1)	1,104	4,439
Anheuser-Busch InBev SA, ADR	841	39,426
Argenx SE, ADR(1)	39	8,553
Barco NV	39	6,813
Bekaert SA	293	6,292
bpost SA	707	4,654
Cie d'Entreprises CFE(1)	92	6,660
Colruyt SA	244	14,759
D'ieteren SA	122	7,333
Econocom Group SA	704	1,553
Elia Group SA	62	7,291
Euronav NV	681	6,807
EVS Broadcast Equipment SA(1)	45	705
Fagron	492	11,766
Galapagos NV, ADR(1)	169	34,270
Gimv NV	35	2,103
KBC Group NV	631	33,140
Kinepolis Group NV(1)	140	5,796
Melexis NV	162	10,669
Mithra Pharmaceuticals SA(1)	219	5,742
Ontex Group NV	466	7,384
Orange Belgium SA	283	4,622
Proximus SADP	615	12,869
Recticel SA	118	983
Solvay SA	406	30,992
Telenet Group Holding NV	98	4,025
Tessenderlo Group SA(1)	202	5,851
UCB SA	272	27,262
Umicore SA	645	28,675
		386,749
Canada — 8.8%
Advantage Oil & Gas Ltd.(1)	600	915
Aecon Group, Inc.	460	4,878
Agnico Eagle Mines Ltd.	600	38,388
Air Canada(1)	600	6,929
Alacer Gold Corp.(1)	3,300	20,564
Alamos Gold, Inc., Class A	2,100	17,006
Alaris Royalty Corp.	100	707
Algonquin Power & Utilities Corp.	1,900	26,606
Alimentation Couche-Tard, Inc., B Shares	1,700	53,216
AltaGas Ltd.	700	7,514
ARC Resources Ltd.	2,800	11,287
Argonaut Gold, Inc.(1)	700	946
Aritzia, Inc.(1)	300	3,952
Atco Ltd., Class I	400	11,275
Atrium Mortgage Investment Corp.	100	824
AutoCanada, Inc.	100	545
B2Gold Corp.	8,400	46,306
Badger Daylighting Ltd.	100	2,089

Ballard Power Systems, Inc.(1)	500	5,346
Bank of Montreal	1,500	73,995
Bank of Nova Scotia (The)	2,600	104,181
Barrick Gold Corp.	2,600	62,524
Bausch Health Cos., Inc.(1)	1,120	20,629
Baytex Energy Corp.(1)	1,000	305
BCE, Inc.	300	12,470
Birchcliff Energy Ltd.	700	712
Bird Construction, Inc.	300	1,240
BlackBerry Ltd.(1)	1,100	5,113
Bombardier, Inc., B Shares(1)	700	226
Boralex, Inc., A Shares	600	12,485
Brookfield Asset Management, Inc., Class A	1,500	47,097
BRP, Inc.	100	3,463
CAE, Inc.	800	12,004
Cameco Corp.	1,800	19,558
Canacol Energy Ltd.	2,100	5,857
Canada Goose Holdings, Inc.(1)	100	1,951
Canadian Imperial Bank of Commerce	1,200	76,950
Canadian National Railway Co.	1,200	103,366
Canadian Natural Resources Ltd.	4,700	85,852
Canadian Pacific Railway Ltd.	300	75,193
Canadian Tire Corp. Ltd., Class A	300	25,628
Canadian Utilities Ltd., A Shares	700	16,798
Canadian Western Bank	500	8,203
Canfor Corp.(1)	100	737
Capital Power Corp.	900	17,472
Cascades, Inc.	800	8,204
CCL Industries, Inc., Class B	500	16,846
Celestica, Inc.(1)	1,700	11,581
Cenovus Energy, Inc.	4,300	18,738
Centerra Gold, Inc.	400	4,059
CES Energy Solutions Corp.	800	587
CGI, Inc.(1)	400	25,560
Chorus Aviation, Inc.	200	414
CI Financial Corp.	800	9,482
Cogeco Communications, Inc.	100	7,468
Cogeco, Inc.	100	6,266
Colliers International Group, Inc.	300	15,494
Computer Modelling Group Ltd.	200	643
Corus Entertainment, Inc., B Shares	300	704
Crescent Point Energy Corp.	1,600	2,254
CRH Medical Corp.(1)	400	773
Descartes Systems Group, Inc. (The)(1)	200	9,535
Dollarama, Inc.	500	16,952
DREAM Unlimited Corp., Class A	800	4,823
Dundee Precious Metals, Inc.	1,390	7,562
ECN Capital Corp.	300	1,033
Eldorado Gold Corp.(1)	1,200	10,101
Element Fleet Management Corp.	2,600	18,487
Emera, Inc.	800	31,806
Empire Co. Ltd., Class A	1,000	22,631
Enbridge, Inc.	2,100	68,299
Endeavour Mining Corp.(1)	800	19,279

Enerflex Ltd.	200	802
Enerplus Corp.	400	1,072
Enghouse Systems Ltd.	300	13,038
Equinox Gold Corp.(1)	900	8,262
Equitable Group, Inc.	100	4,751
ERO Copper Corp.(1)	600	6,986
Evertz Technologies Ltd.	400	4,387
Exco Technologies Ltd.	200	885
Extendicare, Inc.	200	809
Fairfax Financial Holdings Ltd.	100	27,779
Finning International, Inc.	900	12,001
First Majestic Silver Corp.(1)	900	8,994
First National Financial Corp.	100	2,219
First Quantum Minerals Ltd.	2,400	14,067
FirstService Corp.	100	9,296
Fortis, Inc.	700	26,951
Fortuna Silver Mines, Inc.(1)	2,200	9,875
Franco-Nevada Corp.	200	28,073
Frontera Energy Corp.	200	513
Galiano Gold, Inc.(1)	1,100	1,278
Genworth MI Canada, Inc.	300	6,735
George Weston Ltd.	300	21,671
Gibson Energy, Inc.	700	10,829
Gildan Activewear, Inc.	500	6,936
goeasy Ltd.	200	7,838
Gran Colombia Gold Corp.(1)	300	1,527
Great-West Lifeco, Inc.	400	6,513
Hardwoods Distribution, Inc.	100	1,032
High Liner Foods, Inc.	200	972
Home Capital Group, Inc.(1)	600	8,275
Hudbay Minerals, Inc.	2,400	6,519
Husky Energy, Inc.	1,900	5,354
Hydro One Ltd.	1,500	29,066
iA Financial Corp., Inc.	700	22,355
IAMGOLD Corp.(1)	3,200	11,946
IGM Financial, Inc.	300	7,125
Imperial Oil Ltd.	800	12,498
Innergex Renewable Energy, Inc.	700	9,629
Intact Financial Corp.	100	9,546
Inter Pipeline Ltd.	1,500	13,738
Interfor Corp.(1)	100	684
Intertape Polymer Group, Inc.	900	8,092
Ivanhoe Mines Ltd., Class A(1)	500	1,108
Jamieson Wellness, Inc.	200	4,824
Kelt Exploration Ltd.(1)	400	383
Keyera Corp.	1,500	23,772
Kinross Gold Corp.(1)	9,800	63,703
Kirkland Lake Gold Ltd.	1,130	43,539
Knight Therapeutics, Inc.(1)	1,000	5,527
Labrador Iron Ore Royalty Corp.	500	8,138
Laurentian Bank of Canada	300	6,197
Linamar Corp.	500	13,887
Loblaw Cos. Ltd.	700	34,653
Lundin Mining Corp.	3,400	15,656

Magna International, Inc.	1,500	63,253
Major Drilling Group International, Inc.(1)	300	767
Manulife Financial Corp.	5,000	62,098
Martinrea International, Inc.	1,100	7,230
MEG Energy Corp.(1)	3,100	7,205
Methanex Corp.	200	3,241
Metro, Inc.	300	12,511
Morneau Shepell, Inc.	100	2,397
Mullen Group Ltd.	1,400	6,060
National Bank of Canada	1,500	65,323
New Gold, Inc.(1)	8,300	9,886
Norbord, Inc.	100	1,915
North American Construction Group Ltd.	100	640
North West Co., Inc. (The)	300	5,837
Northland Power, Inc.	580	13,413
Novagold Resources, Inc.(1)	392	3,748
Nutrien Ltd.	1,600	54,617
NuVista Energy Ltd.(1)	600	331
OceanaGold Corp.(1)	3,700	7,524
Onex Corp.	300	14,078
Open Text Corp.	600	24,926
Osisko Gold Royalties Ltd.	900	8,929
Ovintiv, Inc.	1,800	13,570
Pan American Silver Corp.	670	19,703
Parex Resources, Inc.(1)	1,300	14,616
Parkland Corp.	500	14,061
Pason Systems, Inc.	200	1,043
Pembina Pipeline Corp.	1,300	32,480
Pizza Pizza Royalty Corp.	200	1,283
Power Corp. of Canada	605	9,847
PrairieSky Royalty Ltd.	700	4,616
Pretium Resources, Inc.(1)	1,350	11,825
Primo Water Corp.	700	8,424
Quarterhill, Inc.	800	1,168
Quebecor, Inc., Class B	500	10,992
Real Matters, Inc.(1)	650	11,212
Restaurant Brands International, Inc.	300	16,390
Richelieu Hardware Ltd.	400	8,248
Ritchie Bros Auctioneers, Inc.	400	17,312
Rogers Communications, Inc., Class B	1,100	46,098
Roxgold, Inc.(1)	5,300	5,081
Royal Bank of Canada	2,583	167,585
Russel Metals, Inc.	700	7,443
Sabina Gold & Silver Corp.(1)	3,500	4,957
Sandstorm Gold Ltd.(1)	800	6,670
Saputo, Inc.	300	7,371
Secure Energy Services, Inc.	400	337
SEMAFO, Inc.(1)	4,700	16,180
Seven Generations Energy Ltd., Class A(1)	900	1,896
Shaw Communications, Inc., B Shares	2,900	48,928
Shopify, Inc., Class A(1)	100	75,896
Sienna Senior Living, Inc.	100	694
Silvercorp Metals, Inc.	800	3,539
Sleep Country Canada Holdings, Inc.	200	2,299

SNC-Lavalin Group, Inc.	100	1,517
SSR Mining, Inc.(1)	700	13,463
Stantec, Inc.	400	12,086
Sun Life Financial, Inc.	1,200	41,164
Suncor Energy, Inc.	3,400	58,451
Superior Plus Corp.	800	5,491
Tamarack Valley Energy Ltd.(1)	800	424
TC Energy Corp.	1,500	67,600
Teck Resources Ltd., Class B	1,200	11,400
TELUS Corp.	1,400	24,261
Teranga Gold Corp.(1)	1,000	7,859
Tervita Corp.(1)	200	545
TFI International, Inc.	400	12,115
Thomson Reuters Corp.	200	13,396
Timbercreek Financial Corp.	200	1,193
TMX Group Ltd.	100	10,024
TORC Oil & Gas Ltd.	400	418
Torex Gold Resources, Inc.(1)	660	9,108
Toromont Industries Ltd.	300	14,472
Toronto-Dominion Bank (The)	2,958	126,712
Tourmaline Oil Corp.	2,000	19,871
TransAlta Corp.	3,000	17,540
TransAlta Renewables, Inc.	500	5,204
Transcontinental, Inc., Class A	560	4,868
Tricon Capital Group, Inc.	1,030	6,045
Turquoise Hill Resources Ltd.(1)	11,000	8,229
Uranium Participation Corp.(1)	1,400	5,206
Vermilion Energy, Inc.	500	2,491
Viemed Healthcare, Inc.(1)	200	1,663
Wajax Corp.	100	608
Wesdome Gold Mines Ltd.(1)	700	5,852
West Fraser Timber Co. Ltd.	100	2,706
Westshore Terminals Investment Corp.	600	6,375
Wheaton Precious Metals Corp.	800	34,467
Whitecap Resources, Inc.	5,400	7,962
Winpak Ltd.	200	6,699
WSP Global, Inc.	200	12,908
Yamana Gold, Inc.	6,700	36,253
		3,589,527
Denmark — 2.0%
ALK-Abello A/S(1)	5	1,334
Ambu A/S, B Shares	468	15,624
AP Moller - Maersk A/S, A Shares	3	2,754
AP Moller - Maersk A/S, B Shares	9	8,835
Bavarian Nordic A/S(1)	238	7,121
Carlsberg A/S, B Shares	125	16,189
Chr Hansen Holding A/S	166	16,103
Coloplast A/S, B Shares	324	54,350
D/S Norden A/S	67	906
Danske Bank A/S(1)	1,949	24,196
Demant A/S(1)	172	4,872
Dfds A/S(1)	208	6,108
Drilling Co. of 1972 A/S (The)(1)	45	987
DSV Panalpina A/S	170	18,031

FLSmidth & Co. A/S(1)	34	929
Genmab A/S, ADR(1)	1,353	41,226
GN Store Nord A/S	283	15,320
H Lundbeck A/S	204	7,846
H+H International A/S, B Shares(1)	331	5,792
ISS A/S(1)	46	766
Jyske Bank A/S(1)	261	7,236
Netcompany Group A/S(1)	69	4,203
NKT A/S(1)	223	4,753
NNIT A/S	254	4,410
Novo Nordisk A/S, ADR	3,919	258,419
Novozymes A/S, B Shares	700	38,353
Orsted A/S	577	67,932
Pandora A/S	785	39,195
Per Aarsleff Holding A/S	45	1,530
Ringkjoebing Landbobank A/S	119	8,293
Rockwool International A/S, B Shares	51	14,319
Royal Unibrew A/S(1)	105	8,435
Schouw & Co. A/S	14	1,140
SimCorp A/S	112	12,356
Solar A/S, B Shares	25	976
Spar Nord Bank A/S(1)	147	1,115
Sydbank A/S(1)	331	5,796
Topdanmark A/S	245	10,198
TORM plc	105	867
Tryg A/S	503	14,120
Vestas Wind Systems A/S	652	66,754
		819,689
Finland — 1.0%
Aktia Bank Oyj(1)	500	4,967
Altia Oyj	360	3,076
CapMan Oyj, B Shares	696	1,428
Cargotec Oyj, B Shares	96	2,109
Caverion OYJ(1)	704	4,543
Citycon Oyj	126	850
Elisa Oyj	450	28,232
Finnair Oyj(1)	156	612
Fortum Oyj	657	12,606
HKScan Oyj, A Shares(1)	1,333	3,033
Huhtamaki Oyj(1)	174	7,046
Kemira Oyj	742	9,507
Kesko Oyj, B Shares	1,048	17,731
Kone Oyj, B Shares	467	31,349
Konecranes Oyj(1)	267	6,413
Marimekko Oyj(1)	28	854
Metsa Board Oyj(1)	1,029	7,355
Metso Oyj	508	16,530
Neste Oyj	646	26,173
Nokia Oyj, ADR	3,970	15,682
Nokian Renkaat Oyj	237	5,535
Oriola Oyj, B Shares	441	1,025
Orion Oyj, Class B	511	27,346
Outokumpu Oyj(1)	3,333	10,023
Outotec Oyj	383	1,975

Sampo Oyj, A Shares(1)	697	24,959
Sanoma Oyj	490	4,756
Stora Enso Oyj, R Shares(1)	2,401	29,538
Talenom Oyj	433	3,986
TietoEVRY Oyj(1)	97	2,558
Tokmanni Group Corp.	92	1,239
UPM-Kymmene Oyj	1,729	50,070
Uponor Oyj	617	7,733
Valmet Oyj(1)	267	6,961
Wartsila Oyj Abp	102	799
YIT Oyj	1,099	6,059
		384,658
France — 8.6%
Accor SA(1)	552	15,660
Aeroports de Paris	115	12,016
Air France-KLM(1)	1,403	6,377
Air Liquide SA	832	113,222
Airbus SE(1)	1,051	66,778
AKWEL	46	784
Albioma SA	255	9,060
ALD SA	1,038	11,469
Alstom SA	1,817	76,736
Alten SA	263	21,177
Amundi SA(1)	134	9,997
APERAM SA	467	12,914
ArcelorMittal SA(1)	2,916	28,052
Arkema SA	636	55,626
Atos SE(1)	712	53,956
Aubay	27	853
AXA SA, ADR(1)	3,345	61,147
Beneteau SA	88	627
Bigben Interactive	62	852
BioMerieux	104	14,942
BNP Paribas SA, ADR(1)	6,691	120,037
Bollore SA	241	690
Bonduelle SCA	188	4,429
Bouygues SA(1)	1,215	37,333
Bureau Veritas SA(1)	1,260	25,705
Capgemini SE	174	17,866
Carrefour SA	960	14,603
Casino Guichard Perrachon SA(1)	140	5,266
Cellectis SA, ADR(1)	316	5,836
CGG SA(1)	5,929	6,422
Cie de Saint-Gobain	1,639	53,206
Cie des Alpes	32	692
Cie Generale des Etablissements Michelin SCA	977	99,002
Cie Plastic Omnium SA	480	9,913
CNP Assurances(1)	696	7,354
Coface SA(1)	233	1,335
Credit Agricole SA(1)	2,354	20,601
Danone SA, ADR(1)	1,430	19,562
Dassault Aviation SA(1)	19	16,242
Dassault Systemes SE	357	60,604
Derichebourg SA	1,448	4,453

Devoteam SA	70	5,486
Edenred	348	14,573
Eiffage SA(1)	638	58,367
Electricite de France SA	2,597	23,058
Elis SA(1)	701	8,684
Engie SA(1)	2,862	33,920
Eramet(1)	180	6,285
EssilorLuxottica SA(1)	396	51,136
Eurazeo SE(1)	79	3,852
Eurofins Scientific SE	9	6,096
Euronext NV	453	41,855
Eutelsat Communications SA	1,356	13,534
Faurecia SE(1)	682	26,409
Gaztransport Et Technigaz SA	132	9,826
Getlink SE(1)	2,463	35,596
Hermes International	90	75,033
Iliad SA	144	25,405
Imerys SA	239	8,281
Ingenico Group SA	20	2,775
Innate Pharma SA(1)	164	1,040
Interparfums SA(1)	25	909
Ipsen SA	166	13,070
JCDecaux SA(1)	633	12,900
Kaufman & Broad SA	197	6,980
Kering SA	202	105,893
Korian SA(1)	207	7,465
L'Oreal SA	433	126,431
Lagardere SCA(1)	505	7,105
Legrand SA	646	44,133
LISI(1)	56	1,068
LNA Sante SA	19	937
LVMH Moet Hennessy Louis Vuitton SE	489	204,774
Maisons du Monde SA	672	8,066
Mersen SA	230	5,275
Metropole Television SA(1)	374	4,347
MGI Digital Graphic Technology(1)	17	784
Natixis SA(1)	4,255	9,491
Nexans SA(1)	362	14,808
Nexity SA	294	9,019
Orange SA, ADR	4,638	55,749
Orpea	386	45,392
Pernod Ricard SA	497	77,612
Peugeot SA(1)	2,730	39,076
Publicis Groupe SA	325	9,246
Quadient	48	694
Remy Cointreau SA	109	12,960
Renault SA(1)	986	22,271
Rexel SA	947	9,587
Rubis SCA	26	1,244
Safran SA(1)	831	79,728
Sanofi, ADR	2,585	126,949
Sartorius Stedim Biotech(1)	97	26,386
Schneider Electric SE	582	58,061
SCOR SE(1)	449	11,116

SEB SA	131	18,001
SES SA	1,104	8,181
Societe BIC SA	77	4,103
Societe Generale SA, ADR(1)	18,070	52,584
Sodexo SA	186	12,549
Sopra Steria Group	72	8,524
SPIE SA	214	3,326
STMicroelectronics NV, (New York)	3,668	91,150
Suez SA	371	4,223
Tarkett SA	303	3,129
Teleperformance	205	48,666
Television Francaise 1(1)	128	722
Thales SA	50	3,832
Total SA, ADR	5,119	192,372
Trigano SA	86	7,903
Ubisoft Entertainment SA(1)	801	62,216
Valeo SA	1,464	36,224
Vallourec SA(1)	22	818
Veolia Environnement SA	2,393	52,532
Vicat SA	24	721
Vilmorin & Cie SA	19	999
Vinci SA	1,694	157,073
Virbac SA(1)	7	1,481
Vivendi SA	581	13,228
Worldline SA(1)	120	9,013
		3,507,703
Germany — 7.5%
Aareal Bank AG(1)	258	4,944
adidas AG(1)	403	105,680
ADO Properties SA	57	1,652
ADVA Optical Networking SE(1)	742	4,758
AIXTRON SE(1)	204	2,161
Allianz SE	849	154,053
Amadeus Fire AG(1)	60	6,742
Aroundtown SA	4,039	22,208
AURELIUS Equity Opportunities SE & Co. KGaA	44	776
Aurubis AG	280	16,220
BASF SE	2,107	113,627
Bayer AG, ADR	6,335	108,328
Bayerische Motoren Werke AG, ADR	3,369	66,268
Bayerische Motoren Werke AG, Preference Shares	212	9,717
BayWa AG(1)	138	4,243
Bechtle AG	116	20,310
Befesa SA	137	5,204
Beiersdorf AG	278	29,026
Bertrandt AG	18	717
Bijou Brigitte AG(1)	20	681
Borussia Dortmund GmbH & Co. KGaA	725	5,063
Brenntag AG	639	33,510
Carl Zeiss Meditec AG(1)	103	10,562
Cewe Stiftung & Co. KGAA	15	1,540
Commerzbank AG(1)	4,845	18,901
CompuGroup Medical SE	156	12,739
Continental AG(1)	446	43,635

Covestro AG	825	30,586
CropEnergies AG	109	1,062
CTS Eventim AG & Co. KGaA(1)	300	13,628
Daimler AG	1,719	63,525
Delivery Hero SE(1)	171	16,293
Dermapharm Holding SE	119	6,428
Deutsche Bank AG(1)	7,456	62,630
Deutsche Beteiligungs AG	23	756
Deutsche Boerse AG	106	17,467
Deutsche EuroShop AG	385	5,612
Deutsche Lufthansa AG(1)	1,393	14,088
Deutsche Pfandbriefbank AG(1)	1,014	6,976
Deutsche Post AG, ADR(1)	2,024	63,068
Deutsche Telekom AG(1)	7,178	111,408
Deutsche Wohnen SE	1,212	54,211
Deutz AG(1)	173	686
Dialog Semiconductor plc(1)	238	9,422
DIC Asset AG(1)	312	4,045
Draegerwerk AG & Co. KGaA, Preference Shares(1)	56	4,437
Duerr AG	433	10,229
E.ON SE	3,849	40,739
Eckert & Ziegler Strahlen- und Medizintechnik AG	38	5,972
Elmos Semiconductor AG	32	711
ElringKlinger AG(1)	121	631
Encavis AG	683	9,310
Energiekontor AG	43	976
Evonik Industries AG	960	23,573
Evotec SE(1)	132	3,537
Flatex AG(1)	42	1,456
Fraport AG Frankfurt Airport Services Worldwide(1)	151	7,502
Freenet AG(1)	282	4,832
Fresenius Medical Care AG & Co. KGaA, ADR(1)	215	9,073
Fresenius SE & Co. KGaA(1)	1,122	53,525
FUCHS PETROLUB SE, Preference Shares	475	18,951
GEA Group AG	1,057	31,374
Gerresheimer AG	174	14,771
Grand City Properties SA	470	10,653
GRENKE AG	63	5,066
Hamburger Hafen und Logistik AG	72	1,167
Hannover Rueck SE	137	21,982
HeidelbergCement AG	265	13,118
HelloFresh SE(1)	251	10,231
Henkel AG & Co. KGaA	159	12,647
Henkel AG & Co. KGaA, Preference Shares	289	25,666
HOCHTIEF AG	127	11,125
Hornbach Baumarkt AG	49	1,237
Hornbach Holding AG & Co. KGaA	35	2,517
HUGO BOSS AG	433	11,756
Hypoport SE(1)	22	9,815
Indus Holding AG(1)	30	966
Infineon Technologies AG, ADR	2,725	57,743
Innogy SE(1)	525	25,400
Isra Vision AG	40	2,220
Jenoptik AG	456	10,988

JOST Werke AG(1)	169	4,838
Jungheinrich AG, Preference Shares(1)	525	10,132
K+S AG	874	5,536
KION Group AG(1)	342	18,998
Kloeckner & Co. SE(1)	236	994
Knorr-Bremse AG	278	29,316
Krones AG	117	7,590
Lanxess AG(1)	470	24,216
LEG Immobilien AG(1)	257	32,051
Leoni AG(1)	81	667
LPKF Laser & Electronics AG(1)	302	7,118
Merck KGaA	112	12,876
METRO AG	925	8,646
MLP SE	192	1,111
MorphoSys AG(1)	9	1,165
MTU Aero Engines AG(1)	257	41,247
Muenchener Rueckversicherungs-Gesellschaft AG	330	74,922
Nemetschek SE	312	24,468
New Work SE	30	9,362
Norma Group SE(1)	326	9,515
OHB SE(1)	22	867
PATRIZIA AG	274	6,722
Pfeiffer Vacuum Technology AG	35	6,177
Porsche Automobil Holding SE, Preference Shares	482	26,061
ProSiebenSat.1 Media SE	613	7,849
publity AG(1)	24	933
Puma SE(1)	508	36,071
QIAGEN NV(1)	69	3,021
Rational AG(1)	21	11,231
Rheinmetall AG	188	15,177
Rocket Internet SE(1)	244	4,853
RTL Group SA(1)	47	1,594
RWE AG	2,348	77,357
S&T AG(1)	507	13,330
SAF-Holland SE(1)	128	748
Salzgitter AG(1)	369	4,974
SAP SE, ADR	863	110,550
Sartorius AG, Preference Shares(1)	89	33,016
Scout24 AG	382	29,236
Siemens AG, ADR	1,496	82,280
Siemens Healthineers AG	277	14,318
Siltronic AG	222	21,709
Sixt Leasing SE(1)	205	4,278
Sixt SE(1)	81	6,472
Sixt SE, Preference Shares	103	5,612
SMA Solar Technology AG(1)	128	3,807
Software AG	278	10,752
Stabilus SA	172	9,322
STO SE & Co. KGaA, Preference Shares	9	1,033
STRATEC SE	14	1,266
Stroeer SE & Co. KGaA	113	8,203
Suedzucker AG	252	3,756
Symrise AG	301	32,848
TAG Immobilien AG(1)	474	11,016

Tele Columbus AG(1)	308	917
Telefonica Deutschland Holding AG	5,175	15,925
thyssenkrupp AG(1)	382	2,566
Traffic Systems SE	40	1,227
Uniper SE	749	23,280
United Internet AG	372	15,021
Varta AG(1)	91	9,338
VERBIO Vereinigte BioEnergie AG	88	869
Villeroy & Boch AG, Preference Shares(1)	64	846
Volkswagen AG(1)	84	13,225
Volkswagen AG, Preference Shares(1)	402	58,934
Vonovia SE	1,732	99,925
Vossloh AG(1)	28	1,208
Wacker Chemie AG	93	5,792
Washtec AG(1)	18	742
Wirecard AG	718	75,695
Wuestenrot & Wuerttembergische AG	47	856
Zalando SE(1)	374	25,171
		3,043,796
Hong Kong — 2.9%
AIA Group Ltd., ADR	3,167	104,131
ASM Pacific Technology Ltd.	900	8,217
Ausnutria Dairy Corp. Ltd.(1)	6,000	12,115
Bank of East Asia Ltd. (The)	8,200	14,840
BeiGene Ltd., ADR(1)	33	5,463
BOC Hong Kong Holdings Ltd.	11,000	30,874
Budweiser Brewing Co. APAC Ltd.	300	845
Cafe de Coral Holdings Ltd.	2,000	3,611
Chow Sang Sang Holdings International Ltd.	1,000	964
CK Asset Holdings Ltd.	12,000	65,962
CK Hutchison Holdings Ltd.	6,500	40,151
CK Infrastructure Holdings Ltd.	2,500	12,520
CLP Holdings Ltd.	7,500	73,606
Comba Telecom Systems Holdings Ltd.	18,000	7,110
Convenience Retail Asia Ltd.	4,000	1,798
Cowell e Holdings, Inc.	14,000	2,847
Dah Sing Banking Group Ltd.	800	711
Dah Sing Financial Holdings Ltd.	400	1,117
Dairy Farm International Holdings Ltd.	1,200	5,077
Esprit Holdings Ltd.(1)	5,100	396
Far East Consortium International Ltd.	3,000	877
FIH Mobile Ltd.(1)	6,000	707
First Pacific Co. Ltd.	6,000	1,164
Galaxy Entertainment Group Ltd.	7,000	47,752
Get Nice Holdings Ltd.	34,000	515
Giordano International Ltd.	4,000	575
Guotai Junan International Holdings Ltd.	40,000	4,764
Haitong International Securities Group Ltd.	4,000	813
Hang Lung Group Ltd.	6,000	11,517
Hang Lung Properties Ltd.	11,000	23,199
Hang Seng Bank Ltd.	1,800	27,460
Health & Happiness H&H International Holdings Ltd.	1,500	6,867
Henderson Land Development Co. Ltd.	4,000	14,367
HK Electric Investments & HK Electric Investments Ltd.	8,000	7,943

HKBN Ltd.	1,500	2,577
HKT Trust & HKT Ltd.	6,000	8,561
Hong Kong & China Gas Co. Ltd.	13,000	21,990
Hong Kong Exchanges & Clearing Ltd.	2,500	87,472
Hongkong & Shanghai Hotels Ltd. (The)	1,000	875
Hongkong Land Holdings Ltd.	3,300	12,452
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	3,182
Hysan Development Co. Ltd.	5,000	13,588
Jardine Matheson Holdings Ltd.	400	16,093
Jardine Strategic Holdings Ltd.	500	10,004
Johnson Electric Holdings Ltd.	4,000	6,855
K Wah International Holdings Ltd.	11,000	4,509
Kerry Properties Ltd.	3,000	7,141
Lai Sun Development Co. Ltd.	3,600	3,772
Lifestyle International Holdings Ltd.	5,000	3,846
Luk Fook Holdings International Ltd.	3,000	5,281
Man Wah Holdings Ltd.	12,000	9,377
Mandarin Oriental International Ltd.	3,400	4,893
Melco International Development Ltd.	2,000	3,819
Melco Resorts & Entertainment Ltd., ADR	929	14,892
MGM China Holdings Ltd.	800	950
Minmetals Land Ltd.	28,000	3,630
Minth Group Ltd.	4,000	10,974
MTR Corp. Ltd.	3,000	14,473
New World Development Co. Ltd.	28,000	28,327
NWS Holdings Ltd.	5,000	3,937
O-Net Technologies Group Ltd.	6,000	4,223
Oriental Watch Holdings	4,000	985
Pacific Basin Shipping Ltd.	16,000	1,925
Pacific Textiles Holdings Ltd.	12,000	5,045
PCCW Ltd.	21,000	11,537
Pico Far East Holdings Ltd.	4,000	517
Power Assets Holdings Ltd.	4,500	25,215
Sands China Ltd.	5,600	22,022
Shangri-La Asia Ltd.	2,000	1,723
Shun Tak Holdings Ltd.	16,000	5,683
Sino Land Co. Ltd.	14,000	16,358
SITC International Holdings Co. Ltd.	7,000	6,650
SJM Holdings Ltd.	14,000	15,728
SmarTone Telecommunications Holdings Ltd.	1,500	783
Sun Hung Kai & Co. Ltd.	10,000	4,009
Sun Hung Kai Properties Ltd.	2,000	23,136
SUNeVision Holdings Ltd.	2,000	1,215
Swire Pacific Ltd., Class A	2,500	13,108
Swire Properties Ltd.	2,000	4,454
Techtronic Industries Co. Ltd.	4,000	34,813
Texwinca Holdings Ltd.	4,000	528
United Laboratories International Holdings Ltd. (The)	10,000	8,927
Value Partners Group Ltd.	2,000	743
Vitasoy International Holdings Ltd.	4,000	14,872
VTech Holdings Ltd.	1,000	6,046
WH Group Ltd.	39,500	34,262
Wharf Real Estate Investment Co. Ltd.	3,000	11,583
Wheelock & Co. Ltd.	1,000	6,783

Wynn Macau Ltd.	7,600	12,910
Xinyi Glass Holdings Ltd.	18,000	19,081
Yue Yuen Industrial Holdings Ltd.	3,500	5,066
		1,164,275
Ireland — 0.5%
AIB Group plc(1)	4,433	4,944
Bank of Ireland Group plc(1)	3,914	7,075
C&C Group plc	303	723
Cairn Homes plc	7,836	7,913
CRH plc	1,609	52,647
Dalata Hotel Group plc	525	1,902
FBD Holdings plc(1)	108	827
Glanbia plc	501	5,474
Glenveagh Properties plc(1)	1,162	848
Kerry Group plc, A Shares	497	61,744
Kingspan Group plc	211	13,062
Smurfit Kappa Group plc	1,927	62,980
		220,139
Israel — 0.7%
AFI Properties Ltd.(1)	161	4,499
Airport City Ltd.(1)	284	3,717
Alony Hetz Properties & Investments Ltd.	537	6,116
Amot Investments Ltd.	717	3,802
Ashtrom Group Ltd.	80	1,062
AudioCodes Ltd.	183	6,707
Azrieli Group Ltd.	70	3,671
Bank Hapoalim BM	1,710	10,595
Bank Leumi Le-Israel BM	3,120	16,669
Bayside Land Corp.	2	1,131
Bezeq The Israeli Telecommunication Corp. Ltd.(1)	1,257	1,070
Caesarstone Ltd.	67	746
Camtek Ltd.	100	1,294
Cellcom Israel Ltd.(1)	759	2,383
Check Point Software Technologies Ltd.(1)	216	23,689
Clal Insurance Enterprises Holdings Ltd.(1)	66	550
CyberArk Software Ltd.(1)	78	8,095
Danel Adir Yeoshua Ltd.	12	1,231
Elbit Systems Ltd.	11	1,540
Elco Ltd.	83	3,075
Electra Consumer Products 1970 Ltd.	158	3,631
Electra Ltd.	11	5,172
Equital Ltd.(1)	35	755
Fattal Holdings 1998 Ltd.	7	444
FIBI Holdings Ltd.	173	4,676
First International Bank of Israel Ltd.	212	4,869
FMS Enterprises Migun Ltd.	27	766
Fox Wizel Ltd.	130	4,862
Gazit-Globe Ltd.	640	4,408
Harel Insurance Investments & Financial Services Ltd.	123	758
Hilan Ltd.	26	1,104
ICL Group Ltd.	1,448	5,012
IDI Insurance Co. Ltd.	30	772
Inrom Construction Industries Ltd.	234	787
Isracard Ltd.	1,769	4,874

Israel Corp. Ltd. (The)(1)	6	704
Israel Discount Bank Ltd., A Shares	4,926	15,789
Ituran Location and Control Ltd.	43	736
Kamada Ltd.(1)	533	3,854
Matrix IT Ltd.	212	4,738
Maytronics Ltd.	124	1,170
Mediterranean Towers Ltd.(1)	327	678
Melisron Ltd.	16	611
Menora Mivtachim Holdings Ltd.	69	883
Mivne Real Estate KD Ltd.(1)	2,451	5,229
Mizrahi Tefahot Bank Ltd.	525	10,386
Nice Ltd., ADR(1)	92	17,125
Novolog Ltd.(1)	5,599	4,078
Oil Refineries Ltd.	2,871	697
Partner Communications Co. Ltd.(1)	1,319	5,452
Paz Oil Co. Ltd.	16	1,318
Phoenix Holdings Ltd. (The)(1)	164	773
Radware Ltd.(1)	185	4,407
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	18	1,127
Sapiens International Corp. NV	45	1,105
Shapir Engineering and Industry Ltd.(1)	867	5,639
Shikun & Binui Ltd.	1,660	6,285
Shufersal Ltd.	780	5,267
Strauss Group Ltd.	234	6,531
Summit Real Estate Holdings Ltd.	79	902
Tel Aviv Stock Exchange Ltd.	917	4,169
Teva Pharmaceutical Industries Ltd., ADR(1)	1,494	18,720
Tower Semiconductor Ltd.(1)	396	8,225
Wix.com Ltd.(1)	47	10,450
		291,580
Italy — 2.0%
A2A SpA	9,302	12,941
ACEA SpA	407	7,896
Amplifon SpA(1)	364	10,139
Anima Holding SpA	197	836
Ascopiave SpA	689	3,114
Assicurazioni Generali SpA	718	9,998
ASTM SpA(1)	66	1,357
Atlantia SpA(1)	473	7,711
Autogrill SpA	1,256	7,095
Azimut Holding SpA	652	10,858
Banca Farmafactoring SpA(1)	1,044	6,211
Banca Generali SpA(1)	427	11,606
Banca IFIS SpA(1)	69	639
Banca Mediolanum SpA	100	668
Banca Monte dei Paschi di Siena SpA(1)	639	939
Banca Popolare di Sondrio SCPA(1)	3,766	6,107
Banco BPM SpA(1)	5,819	7,483
BPER Banca(1)	1,686	4,039
Brunello Cucinelli SpA(1)	330	10,757
Buzzi Unicem SpA	275	5,489
Carel Industries SpA	333	6,293
Cerved Group SpA(1)	735	5,098
CIR SpA-Compagnie Industriali	10,844	4,937

CNH Industrial NV(1)	4,288	26,097
Credito Emiliano SpA(1)	173	835
Credito Valtellinese SpA(1)	13,527	838
Danieli & C Officine Meccaniche SpA, Preference Shares	89	629
Davide Campari-Milano SpA	589	4,794
De' Longhi SpA(1)	287	6,155
DiaSorin SpA	42	8,817
Enav SpA	848	3,851
Enel SpA	14,537	111,864
Eni SpA, ADR	2,748	50,014
ERG SpA	342	7,564
Esprinet SpA(1)	190	947
Falck Renewables SpA	779	4,679
Ferrari NV	264	44,716
Fiat Chrysler Automobiles NV(1)	2,427	21,524
Fincantieri SpA(1)	1,013	686
FinecoBank Banca Fineco SpA(1)	1,132	13,284
Freni Brembo SpA(1)	747	7,011
Gruppo MutuiOnline SpA	307	6,099
Hera SpA	4,203	16,150
IMA Industria Macchine Automatiche SpA(1)	85	5,186
Infrastrutture Wireless Italiane SpA	103	1,051
Interpump Group SpA	205	6,145
Intesa Sanpaolo SpA(1)	28,211	48,933
Iren SpA	4,216	10,500
Italgas SpA	4,325	23,546
Leonardo SpA	821	5,137
Maire Tecnimont SpA(1)	2,317	3,662
MARR SpA(1)	45	657
Mediaset SpA(1)	524	892
Mediobanca Banca di Credito Finanziario SpA	1,032	6,729
Moncler SpA(1)	821	30,661
OVS SpA(1)	539	548
Piaggio & C SpA	317	763
Pirelli & C SpA(1)	223	1,003
Poste Italiane SpA	1,180	10,394
Prysmian SpA	828	17,692
RAI Way SpA	862	5,239
Recordati SpA	372	16,955
Reply SpA	152	13,324
Saipem SpA	2,223	5,297
Salvatore Ferragamo SpA(1)	392	5,477
Saras SpA(1)	2,214	1,988
Sesa SpA	25	1,413
Snam SpA	6,797	31,696
Societa Cattolica di Assicurazioni SC(1)	967	4,450
Technogym SpA(1)	584	4,838
Telecom Italia SpA/Milano(1)	11,906	4,407
Telecom Italia SpA/Milano, Preference Shares	2,984	1,154
Tenaris SA, ADR	374	4,735
Terna Rete Elettrica Nazionale SpA	4,694	31,762
UniCredit SpA(1)	3,485	29,866
Unione di Banche Italiane SpA(1)	4,141	11,761
Unipol Gruppo SpA(1)	571	2,011

Webuild SpA	532	737
		829,374
Japan — 24.0%
77 Bank Ltd. (The)	500	7,142
A&D Co. Ltd.	200	1,406
ABC-Mart, Inc.	100	6,082
Acom Co. Ltd.	300	1,223
ADEKA Corp.	400	5,569
Advantest Corp.	500	24,731
Aeon Co. Ltd.	2,500	55,334
Aeon Delight Co. Ltd.	200	5,728
AEON Financial Service Co. Ltd.	600	6,767
Aeon Mall Co. Ltd.	700	9,854
AGC, Inc.	1,000	28,352
Ai Holdings Corp.	100	1,342
Aica Kogyo Co. Ltd.	200	5,963
Aida Engineering Ltd.	200	1,365
Aiful Corp.(1)	500	1,241
Ain Holdings, Inc.	100	6,460
Air Water, Inc.	800	11,628
Aisan Industry Co. Ltd.	200	1,078
Aisin Seiki Co. Ltd.	600	18,935
Ajinomoto Co., Inc.	1,400	23,880
Alconix Corp.	100	1,181
Alfresa Holdings Corp.	100	2,018
Alps Alpine Co. Ltd.	1,000	12,109
Altech Corp.	300	5,422
Amada Co. Ltd.	900	8,037
Amano Corp.	400	8,653
Amuse, Inc.	200	4,464
ANA Holdings, Inc.(1)	300	7,246
Anritsu Corp.	100	1,972
AOKI Holdings, Inc.	100	639
Aoyama Trading Co. Ltd.	100	763
Aozora Bank Ltd.	500	9,303
Arata Corp.	200	8,434
Arcland Sakamoto Co. Ltd.	400	4,421
Arcs Co. Ltd.	100	2,024
Argo Graphics, Inc.	100	3,451
Arisawa Manufacturing Co. Ltd.	200	1,507
ARTERIA Networks Corp.	100	1,842
Artnature, Inc.	200	1,185
Aruhi Corp.	200	2,780
Asahi Diamond Industrial Co. Ltd.	200	949
Asahi Group Holdings Ltd.	500	18,855
Asahi Holdings, Inc.	300	7,708
Asahi Intecc Co. Ltd.	300	9,193
Asahi Kasei Corp.	2,100	16,590
Asanuma Corp.	100	3,930
Asia Pile Holdings Corp.	200	858
Asics Corp.	100	1,065
ASKUL Corp.	200	6,039
Astellas Pharma, Inc.	3,700	65,774
Atom Corp.	200	1,659

Awa Bank Ltd. (The)	300	6,893
Axial Retailing, Inc.	100	3,829
Azbil Corp.	100	2,553
Bandai Namco Holdings, Inc.	400	22,279
Bando Chemical Industries Ltd.	200	1,165
Bank of Iwate Ltd. (The)	200	4,614
Bank of Kyoto Ltd. (The)	300	10,788
Bank of Okinawa Ltd. (The)	100	3,065
Bank of the Ryukyus Ltd.	100	901
BayCurrent Consulting, Inc.	100	7,038
Belluna Co. Ltd.	200	1,005
Benefit One, Inc.	100	2,188
Benesse Holdings, Inc.	500	13,547
Bic Camera, Inc.	400	4,219
BML, Inc.	200	5,638
Bridgestone Corp.	1,400	46,517
Broadleaf Co. Ltd.	200	1,039
Brother Industries Ltd.	1,000	18,859
Bunka Shutter Co. Ltd.	200	1,496
Calbee, Inc.	300	8,674
Canon, Inc., ADR	994	20,407
Capcom Co. Ltd.	500	17,664
Casio Computer Co. Ltd.	1,100	19,395
Cawachi Ltd.	200	4,886
Central Glass Co. Ltd.	100	1,825
Central Japan Railway Co.	300	51,381
Change, Inc.(1)	100	4,908
Chiba Bank Ltd. (The)	1,700	8,089
Chilled & Frozen Logistics Holdings Co. Ltd.	100	1,416
Chubu Electric Power Co., Inc.	1,300	17,511
Chubu Shiryo Co. Ltd.	400	6,194
Chudenko Corp.	200	4,298
Chugai Pharmaceutical Co. Ltd.	400	59,030
Chugoku Bank Ltd. (The)	800	7,193
Chugoku Electric Power Co., Inc. (The)	600	8,240
Citizen Watch Co. Ltd.	300	1,074
Cleanup Corp.	200	966
CMK Corp.	200	758
Coca-Cola Bottlers Japan Holdings, Inc.	600	11,929
Colowide Co. Ltd.	100	1,498
Computer Engineering & Consulting Ltd.	300	5,214
COMSYS Holdings Corp.	300	8,361
Comture Corp.	200	5,526
Concordia Financial Group Ltd.	3,200	10,469
Cosmo Energy Holdings Co. Ltd.	400	6,340
Cosmos Pharmaceutical Corp.	200	28,712
Create Restaurants Holdings, Inc.	200	1,550
Create SD Holdings Co. Ltd.	200	6,317
Credit Saison Co. Ltd.	1,100	13,119
Curves Holdings Co. Ltd.(1)	100	615
CyberAgent, Inc.	500	25,215
Dai Nippon Printing Co. Ltd.	700	15,927
Dai-ichi Life Holdings, Inc.	2,500	32,610
Daibiru Corp.	100	976

Daicel Corp.	900	7,626
Daido Metal Co. Ltd.	200	1,059
Daido Steel Co. Ltd.	200	6,868
Daifuku Co. Ltd.	100	7,785
Daihen Corp.	100	3,357
Daiho Corp.	100	2,327
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,466
Daiichi Sankyo Co. Ltd.	500	46,842
Daiichikosho Co. Ltd.	300	10,567
Daiki Aluminium Industry Co. Ltd.	200	1,134
Daikin Industries Ltd.	400	58,897
Daikyonishikawa Corp.	200	1,130
Daio Paper Corp.	400	5,401
Daiseki Co. Ltd.	100	2,611
Daishi Hokuetsu Financial Group, Inc.	300	6,305
Daito Pharmaceutical Co. Ltd.	200	8,096
Daito Trust Construction Co. Ltd.	300	31,718
Daiwa House Industry Co. Ltd.	1,000	24,855
Daiwa Securities Group, Inc.	3,700	15,357
Daiwabo Holdings Co. Ltd.	200	13,434
DCM Holdings Co. Ltd.	600	6,236
DeNA Co. Ltd.	400	5,497
Denka Co. Ltd.	300	7,356
Denso Corp.	900	34,546
Dentsu Group, Inc.	400	10,731
Denyo Co. Ltd.	200	3,566
Dexerials Corp.	100	797
DIC Corp.	400	10,452
Digital Arts, Inc.	100	7,983
Digital Garage, Inc.	300	10,670
Dip Corp.	300	7,095
DMG Mori Co. Ltd.	700	8,521
Doutor Nichires Holdings Co. Ltd.	300	5,123
Dowa Holdings Co. Ltd.	300	9,645
DTS Corp.	100	2,132
Duskin Co. Ltd.	100	2,739
DyDo Group Holdings, Inc.	200	9,800
Eagle Industry Co. Ltd.	200	1,409
Earth Corp.	100	6,609
East Japan Railway Co.	900	70,622
Ebara Corp.	500	12,071
EDION Corp.	700	6,498
Ehime Bank Ltd. (The)	100	1,107
Eiken Chemical Co. Ltd.	200	3,416
Eisai Co. Ltd.	200	15,678
Eizo Corp.	200	7,468
Electric Power Development Co. Ltd.	1,100	20,764
en-japan, Inc.	100	2,703
eRex Co. Ltd.	100	1,367
ESPEC Corp.	200	3,275
Exedy Corp.	100	1,610
Ezaki Glico Co. Ltd.	100	4,838
F.C.C. Co. Ltd.	300	5,101
FamilyMart Co. Ltd.	200	3,754

Fancl Corp.	300	8,530
FANUC Corp.	100	17,856
Fast Retailing Co. Ltd.	100	56,264
Ferrotec Holdings Corp.	200	1,341
Foster Electric Co. Ltd.	100	1,139
FP Corp.	100	7,343
France Bed Holdings Co. Ltd.	200	1,564
Fuji Co. Ltd.	100	1,749
Fuji Corp./Aichi	100	1,846
Fuji Electric Co. Ltd.	300	8,032
Fuji Seal International, Inc.	300	6,195
Fuji Soft, Inc.	200	8,436
Fujibo Holdings, Inc.	100	2,995
Fujicco Co. Ltd.	200	3,696
FUJIFILM Holdings Corp.	400	18,481
Fujikura Ltd.	2,200	6,483
Fujimi, Inc.	200	5,768
Fujimori Kogyo Co. Ltd.	100	3,265
Fujitec Co. Ltd.	100	1,497
Fujitsu General Ltd.	400	7,825
Fujitsu Ltd.	600	61,879
Fukui Computer Holdings, Inc.	100	2,916
Fukuoka Financial Group, Inc.	800	13,031
Fukuyama Transporting Co. Ltd.	200	6,576
Funai Soken Holdings, Inc.	200	4,710
Furukawa Co. Ltd.	300	3,111
Furukawa Electric Co. Ltd.	300	7,339
Furuno Electric Co. Ltd.	100	838
Fuso Chemical Co. Ltd.	200	7,462
Futaba Industrial Co. Ltd.	200	972
Fuyo General Lease Co. Ltd.	100	5,742
G-7 Holdings, Inc.	100	2,191
G-Tekt Corp.	100	1,053
Gakken Holdings Co. Ltd.	400	6,170
Geo Holdings Corp.	500	6,255
Glory Ltd.	300	7,130
GMO Financial Holdings, Inc.	200	1,167
GMO Internet, Inc.	400	10,134
GMO Payment Gateway, Inc.	100	11,265
GNI Group Ltd.(1)	100	1,690
Goldcrest Co. Ltd.	100	1,466
Goldwin, Inc.	200	12,802
GS Yuasa Corp.	400	7,088
GungHo Online Entertainment, Inc.	400	6,513
Gunma Bank Ltd. (The)	1,700	5,322
Gunze Ltd.	100	3,561
H-One Co. Ltd.	200	1,018
H2O Retailing Corp.	200	1,568
Hachijuni Bank Ltd. (The)	1,700	6,284
Hakuhodo DY Holdings, Inc.	500	6,221
Hamakyorex Co. Ltd.	200	6,037
Hamamatsu Photonics KK	100	4,532
Hankyu Hanshin Holdings, Inc.	900	33,267
Hanwa Co. Ltd.	100	1,846

Haseko Corp.	1,400	17,074
Hazama Ando Corp.	1,100	7,122
Heiwa Corp.	300	5,094
Heiwa Real Estate Co. Ltd.	300	8,207
Heiwado Co. Ltd.	400	7,190
Hikari Tsushin, Inc.	100	21,937
Hino Motors Ltd.	400	2,710
Hirose Electric Co. Ltd.	100	11,954
Hiroshima Bank Ltd. (The)	1,500	7,037
Hisamitsu Pharmaceutical Co., Inc.	200	10,090
Hitachi Capital Corp.	300	6,340
Hitachi Construction Machinery Co. Ltd.	100	2,631
Hitachi Ltd.	1,000	32,097
Hitachi Metals Ltd.	400	4,618
Hitachi Transport System Ltd.	300	8,257
Hitachi Zosen Corp.	1,900	7,238
Hogy Medical Co. Ltd.	100	3,276
Hokkaido Electric Power Co., Inc.	1,300	5,252
Hokko Chemical Industry Co. Ltd.	200	1,135
Hokkoku Bank Ltd. (The)	100	2,566
Hokuetsu Corp.	200	754
Hokuetsu Industries Co. Ltd.	100	952
Hokuhoku Financial Group, Inc.	500	4,218
Hokuriku Electric Power Co.	1,300	8,520
Hokuto Corp.	200	3,725
Honda Motor Co. Ltd., ADR	2,985	77,759
Honeys Holdings Co. Ltd.	100	1,150
Hoosiers Holdings	200	1,144
Horiba Ltd.	200	10,541
Hoshizaki Corp.	100	8,080
Hosiden Corp.	100	874
Hosokawa Micron Corp.	100	5,656
House Foods Group, Inc.	200	6,766
Hoya Corp., ADR	484	45,157
Hulic Co. Ltd.	2,000	20,258
Hyakugo Bank Ltd. (The)	2,000	5,925
Hyakujushi Bank Ltd. (The)	200	3,649
I-Net Corp./Kanagawa	100	1,429
Ibiden Co. Ltd.	700	18,559
Ichibanya Co. Ltd.	100	5,181
Ichigo, Inc.	600	1,713
Ichikoh Industries Ltd.	200	1,006
Ichinen Holdings Co. Ltd.	100	1,136
Icom, Inc.	200	5,513
Idemitsu Kosan Co. Ltd.	1,200	26,650
IDOM, Inc.	900	4,334
IHI Corp.	500	7,201
Iida Group Holdings Co. Ltd.	100	1,487
Iino Kaiun Kaisha Ltd.	400	1,271
Inaba Denki Sangyo Co. Ltd.	100	2,284
Inabata & Co. Ltd.	100	1,225
Ines Corp.	100	1,303
Infomart Corp.	200	1,683
Information Services International-Dentsu Ltd.	200	9,346

INPEX Corp.	4,600	32,121
Intage Holdings, Inc.(1)	600	4,848
Inter Action Corp.	200	4,108
Internet Initiative Japan, Inc.	300	10,605
IR Japan Holdings Ltd.	100	8,884
Isetan Mitsukoshi Holdings Ltd.	1,200	8,040
Ishihara Sangyo Kaisha Ltd.	100	708
Isuzu Motors Ltd.	1,200	11,257
Ito En Ltd.	300	17,218
ITOCHU Corp.	1,300	27,902
Itochu Enex Co. Ltd.	600	4,802
Itochu Techno-Solutions Corp.	300	10,148
Itoham Yonekyu Holdings, Inc.	900	5,598
IwaiCosmo Holdings, Inc.	100	915
Iwatani Corp.	300	10,578
Iyo Bank Ltd. (The)	1,300	7,353
Izumi Co. Ltd.	100	3,145
J Front Retailing Co. Ltd.	1,600	13,606
Jaccs Co. Ltd.	100	1,755
Jafco Co. Ltd.	300	10,091
Japan Airlines Co. Ltd.	300	5,904
Japan Aviation Electronics Industry Ltd.	600	8,330
Japan Exchange Group, Inc.	1,400	30,115
Japan Lifeline Co. Ltd.	100	1,349
Japan Material Co. Ltd.	100	1,631
Japan Petroleum Exploration Co. Ltd.	100	1,882
Japan Post Bank Co. Ltd.	700	5,785
Japan Post Holdings Co. Ltd.	2,400	17,478
Japan Post Insurance Co. Ltd.	600	7,627
Japan Securities Finance Co. Ltd.	700	3,282
Japan Steel Works Ltd. (The)	200	2,957
Japan Wool Textile Co. Ltd. (The)	200	1,868
JCU Corp.	100	3,022
JDC Corp.	200	1,024
Jeol Ltd.	200	5,989
JFE Holdings, Inc.	1,500	11,038
JGC Holdings Corp.	1,000	10,776
JINS Holdings, Inc.	100	6,342
JSR Corp.	400	7,852
JTEKT Corp.	1,000	8,081
Juroku Bank Ltd. (The)	200	3,898
Justsystems Corp.	200	13,761
JVCKenwood Corp.	500	818
JXTG Holdings, Inc.	12,100	46,568
K's Holdings Corp.	1,600	20,506
Kadokawa Corp.	200	3,294
Kaga Electronics Co. Ltd.	100	2,170
Kagome Co. Ltd.	500	14,085
Kajima Corp.	1,600	18,165
Kakaku.com, Inc.	500	12,111
Kaken Pharmaceutical Co. Ltd.	200	10,999
Kamei Corp.	100	999
Kamigumi Co. Ltd.	400	7,824
Kanamoto Co. Ltd.	300	6,472

Kandenko Co. Ltd.	900	8,224
Kaneka Corp.	300	8,011
Kanematsu Corp.	500	6,210
Kansai Electric Power Co., Inc. (The)	2,000	19,935
Kansai Mirai Financial Group, Inc.	200	725
Kansai Paint Co. Ltd.	400	8,291
Kanto Denka Kogyo Co. Ltd.	200	1,727
Kao Corp.	900	72,250
Kasai Kogyo Co. Ltd.	200	960
Katitas Co. Ltd.	200	4,471
Kato Sangyo Co. Ltd.	100	3,491
Kawasaki Heavy Industries Ltd.	700	11,103
Kawasaki Kisen Kaisha Ltd.(1)	600	6,201
KDDI Corp.	4,700	136,862
Keihan Holdings Co. Ltd.	300	14,258
Keihanshin Building Co. Ltd.	300	4,165
Keikyu Corp.	1,500	25,083
Keio Corp.	100	5,943
Keisei Electric Railway Co. Ltd.	100	3,284
Keiyo Bank Ltd. (The)	200	962
Kenedix, Inc.	1,000	5,447
Kewpie Corp.	700	13,701
Keyence Corp.	200	82,366
KFC Holdings Japan Ltd.	100	2,467
KH Neochem Co. Ltd.	400	7,887
Kikkoman Corp.	100	5,037
Kinden Corp.	400	6,698
Kintetsu Group Holdings Co. Ltd.	400	19,646
Kintetsu World Express, Inc.	500	8,069
Kirin Holdings Co. Ltd.	2,400	49,195
Kitanotatsujin Corp.	200	969
Kito Corp.	100	1,100
Kitz Corp.	900	6,003
Kiyo Bank Ltd. (The)	500	7,741
Koatsu Gas Kogyo Co. Ltd.	200	1,434
Kobayashi Pharmaceutical Co. Ltd.	100	8,910
Kobe Bussan Co. Ltd.	200	10,363
Kobe Steel Ltd.(1)	300	1,118
Koei Tecmo Holdings Co. Ltd.	200	5,776
Kohnan Shoji Co. Ltd.	300	8,767
Koito Manufacturing Co. Ltd.	300	12,723
Kokuyo Co. Ltd.	500	6,509
Komatsu Ltd.	1,400	28,361
KOMEDA Holdings Co. Ltd.	200	3,463
Komeri Co. Ltd.	100	2,468
Komori Corp.	100	724
Konami Holdings Corp.	500	17,589
Konica Minolta, Inc.	1,400	5,192
Konishi Co. Ltd.	400	5,671
Konoike Transport Co. Ltd.	400	4,607
Koshidaka Holdings Co. Ltd.	100	500
Kotobuki Spirits Co. Ltd.	100	4,882
Kubota Corp.	2,000	26,928
Kumagai Gumi Co. Ltd.	400	9,789

Kura Sushi, Inc.	200	9,175
Kurabo Industries Ltd.	200	4,492
Kuraray Co. Ltd.	2,100	22,087
Kureha Corp.	100	4,410
Kurita Water Industries Ltd.	400	11,101
KYB Corp.(1)	100	1,985
Kyocera Corp.	400	21,672
Kyokuyo Co. Ltd.	200	5,004
Kyowa Exeo Corp.	200	4,595
Kyowa Kirin Co. Ltd.	200	5,429
Kyudenko Corp.	300	8,342
Kyushu Electric Power Co., Inc.	1,900	15,804
Kyushu Financial Group, Inc.	1,500	6,381
Kyushu Railway Co.	800	22,687
Lacto Japan Co. Ltd.	200	7,137
Lasertec Corp.	200	16,456
Lawson, Inc.	300	16,595
LEC, Inc.	400	5,940
Life Corp.	200	6,267
LINE Corp., ADR(1)	22	1,096
Lintec Corp.	200	4,763
Lion Corp.	800	18,302
LIXIL Group Corp.	1,200	16,775
LIXIL VIVA Corp.	300	6,725
M&A Capital Partners Co. Ltd.(1)	100	3,726
M3, Inc.	600	24,194
Mabuchi Motor Co. Ltd.	100	3,305
Macnica Fuji Electronics Holdings, Inc.	400	6,441
Maeda Corp.	800	6,280
Maeda Kosen Co. Ltd.	100	2,169
Maeda Road Construction Co. Ltd.	300	5,598
Makino Milling Machine Co. Ltd.	100	3,102
Makita Corp.	400	13,567
Mani, Inc.	200	5,277
Marubeni Corp.	2,500	12,157
Marudai Food Co. Ltd.	200	3,611
Maruha Nichiro Corp.	400	8,658
Marui Group Co. Ltd.	700	12,641
Maruichi Steel Tube Ltd.	200	5,124
Maruwa Co. Ltd.	100	7,637
Matsumotokiyoshi Holdings Co. Ltd.	100	3,736
Matsuyafoods Holdings Co. Ltd.	100	3,673
Maxell Holdings Ltd.	100	1,001
Mazda Motor Corp.	1,000	6,404
McDonald's Holdings Co. Japan Ltd.	300	15,958
MCJ Co. Ltd.	900	7,008
Mebuki Financial Group, Inc.	4,300	9,743
Medipal Holdings Corp.	500	9,925
Megmilk Snow Brand Co. Ltd.	400	9,823
Meidensha Corp.	100	1,693
MEIJI Holdings Co. Ltd.	200	15,054
Meiko Electronics Co. Ltd.	100	1,335
Meisei Industrial Co. Ltd.	200	1,405
Meitec Corp.	100	4,831

Menicon Co. Ltd.	100	5,089
Mercari, Inc.(1)	100	2,984
METAWATER Co. Ltd.	100	4,462
Micronics Japan Co. Ltd.	100	960
Mie Kotsu Group Holdings, Inc.	200	887
Milbon Co. Ltd.	100	4,930
Mimasu Semiconductor Industry Co. Ltd.	100	2,080
MINEBEA MITSUMI, Inc.	1,600	28,137
Ministop Co. Ltd.	100	1,406
Miraca Holdings, Inc.	100	2,328
Mirait Holdings Corp.	500	7,148
Miroku Jyoho Service Co. Ltd.	200	4,656
MISUMI Group, Inc.	100	2,659
Mitsuba Corp.(1)	200	814
Mitsubishi Chemical Holdings Corp.	4,600	27,107
Mitsubishi Corp., ADR	727	33,667
Mitsubishi Electric Corp.	3,100	40,873
Mitsubishi Estate Co. Ltd.	1,500	23,882
Mitsubishi Gas Chemical Co., Inc.	700	10,438
Mitsubishi Heavy Industries Ltd.	800	20,718
Mitsubishi Logisnext Co. Ltd.	400	3,901
Mitsubishi Logistics Corp.	200	5,146
Mitsubishi Materials Corp.	400	9,116
Mitsubishi Motors Corp.	600	1,695
Mitsubishi UFJ Financial Group, Inc., ADR	20,021	83,488
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,100	10,267
Mitsuboshi Belting Ltd.	100	1,521
Mitsui & Co. Ltd.	2,000	30,380
Mitsui Chemicals, Inc.	800	16,649
Mitsui E&S Holdings Co. Ltd.(1)	200	1,051
Mitsui Fudosan Co. Ltd.	1,200	23,124
Mitsui Matsushima Holdings Co. Ltd.	100	806
Mitsui Mining & Smelting Co. Ltd.	400	8,637
Mitsui OSK Lines Ltd.	700	12,428
Mitsui Sugar Co. Ltd.	100	1,934
Mitsui-Soko Holdings Co. Ltd.	100	1,490
Mitsuuroko Group Holdings Co. Ltd.	400	4,474
Miura Co. Ltd.	100	4,271
Mixi, Inc.	300	4,881
Mizuho Financial Group, Inc., ADR	18,979	47,258
Mizuho Leasing Co. Ltd.	300	6,626
Mizuno Corp.	100	1,898
Mochida Pharmaceutical Co. Ltd.	100	3,877
Modec, Inc.	100	1,510
MonotaRO Co. Ltd.	300	10,906
Morinaga & Co. Ltd.	200	8,569
Morinaga Milk Industry Co. Ltd.	300	12,617
MS&AD Insurance Group Holdings, Inc.	1,400	41,161
Murata Manufacturing Co. Ltd.	1,200	67,073
Musashi Seimitsu Industry Co. Ltd.	600	5,419
Nabtesco Corp.	300	9,327
Nachi-Fujikoshi Corp.	200	6,462
Nagase & Co. Ltd.	500	6,214
Nagoya Railroad Co. Ltd.	700	21,122

Nankai Electric Railway Co. Ltd.	600	14,543
Nanto Bank Ltd. (The)	100	2,091
NEC Corp.	900	40,436
NEC Networks & System Integration Corp.	300	5,643
NET One Systems Co. Ltd.	600	18,170
Nexon Co. Ltd.	1,200	25,020
NGK Insulators Ltd.	700	10,273
NGK Spark Plug Co. Ltd.	500	8,072
NH Foods Ltd.	300	11,093
NHK Spring Co. Ltd.	1,000	6,888
Nichi-iko Pharmaceutical Co. Ltd.	400	4,866
Nichias Corp.	100	2,309
Nichicon Corp.	100	722
Nichiha Corp.	100	2,168
NichiiGakkan Co. Ltd.	100	1,518
Nichirei Corp.	500	14,084
Nichireki Co. Ltd.	100	1,546
Nidec Corp., ADR	1,294	19,798
Nifco, Inc.	400	8,765
Nihon Dempa Kogyo Co. Ltd.(1)	200	773
Nihon Flush Co. Ltd.	400	5,213
Nihon House Holdings Co. Ltd.	300	878
Nihon Kohden Corp.	200	6,674
Nihon M&A Center, Inc.	500	20,113
Nihon Nohyaku Co. Ltd.	200	916
Nihon Parkerizing Co. Ltd.	100	1,063
Nihon Plast Co. Ltd.	200	871
Nihon Unisys Ltd.	400	12,381
Nikkiso Co. Ltd.	100	928
Nikkon Holdings Co. Ltd.	100	2,028
Nikon Corp.	600	5,518
Nintendo Co. Ltd.	300	121,247
Nippo Corp.	100	2,483
Nippon Carbon Co. Ltd.	100	3,177
Nippon Densetsu Kogyo Co. Ltd.	100	2,207
Nippon Electric Glass Co. Ltd.	100	1,587
Nippon Express Co. Ltd.	300	15,441
Nippon Flour Mills Co. Ltd.	100	1,514
Nippon Gas Co. Ltd.	200	7,926
Nippon Kayaku Co. Ltd.	700	7,039
Nippon Koei Co. Ltd.	200	6,121
Nippon Light Metal Holdings Co. Ltd.	3,000	5,157
Nippon Paint Holdings Co. Ltd.	100	6,959
Nippon Paper Industries Co. Ltd.	500	7,387
Nippon Parking Development Co. Ltd.	3,300	4,320
Nippon Seiki Co. Ltd.	400	4,187
Nippon Sheet Glass Co. Ltd.(1)	200	761
Nippon Shokubai Co. Ltd.	100	5,601
Nippon Signal Co. Ltd.	100	1,127
Nippon Soda Co. Ltd.	100	2,779
Nippon Steel Corp.	1,500	13,835
Nippon Steel Trading Corp.	200	6,929
Nippon Suisan Kaisha Ltd.	900	4,172
Nippon Telegraph & Telephone Corp.	3,000	67,924

Nippon Yakin Kogyo Co. Ltd.	200	3,199
Nippon Yusen KK	600	8,661
Nipro Corp.	800	9,361
Nishi-Nippon Financial Holdings, Inc.	200	1,379
Nishi-Nippon Railroad Co. Ltd.	100	2,691
Nishimatsu Construction Co. Ltd.	300	5,875
Nishio Rent All Co. Ltd.	300	6,603
Nissan Chemical Corp.	400	17,679
Nissan Motor Co. Ltd.	3,700	13,782
Nissha Co. Ltd.	100	886
Nisshin Group Holdings Co. Ltd.	200	764
Nisshin Oillio Group Ltd. (The)	300	9,559
Nisshin Seifun Group, Inc.	400	6,237
Nisshinbo Holdings, Inc.	400	2,979
Nissin Electric Co. Ltd.	100	1,042
Nissin Foods Holdings Co. Ltd.	100	8,354
Nitori Holdings Co. Ltd.	200	36,275
Nitto Denko Corp.	300	16,251
Nitto Kogyo Corp.	100	1,776
Nittoc Construction Co. Ltd.	200	1,348
Nittoku Co. Ltd.	200	6,109
Noevir Holdings Co. Ltd.	100	4,477
NOF Corp.	200	7,116
Nojima Corp.	300	6,991
NOK Corp.	200	2,564
Nomura Co. Ltd.	100	907
Noritake Co. Ltd/Nagoya Japan	100	3,409
Noritz Corp.	300	3,512
North Pacific Bank Ltd.	500	943
NS Solutions Corp.	200	5,483
NSK Ltd.	1,000	7,325
NTN Corp.	1,000	2,102
NTT Data Corp.	1,900	21,984
NTT DOCOMO, Inc.	2,500	68,371
Obayashi Corp.	3,500	32,425
Obic Co. Ltd.	100	17,350
Odakyu Electric Railway Co. Ltd.	700	17,479
Ogaki Kyoritsu Bank Ltd. (The)	100	2,112
Oiles Corp.	400	5,275
Oisix ra daichi, Inc.(1)	300	6,426
Oji Holdings Corp.	5,000	25,041
Okamura Corp.	400	3,276
Okasan Securities Group, Inc.	1,000	3,251
Oki Electric Industry Co. Ltd.	500	4,952
Okinawa Electric Power Co., Inc. (The)	315	5,890
Okumura Corp.	200	4,829
Okuwa Co. Ltd.	100	1,415
Olympus Corp.	2,700	46,978
Omron Corp.	200	13,274
Ono Pharmaceutical Co. Ltd.	500	14,290
Onward Holdings Co. Ltd.	1,000	3,438
Open House Co. Ltd.	400	11,077
Optim Corp.(1)	200	5,158
Optorun Co. Ltd.	100	2,636

Oracle Corp. (Tokyo)(1)	100	11,689
Organo Corp.	100	5,630
Orient Corp.	3,800	4,520
Oriental Land Co. Ltd.	200	29,008
ORIX Corp., ADR	874	57,710
Osaka Gas Co. Ltd.	200	3,997
Osaka Soda Co. Ltd.	200	4,865
OSAKA Titanium Technologies Co. Ltd.	100	962
OSG Corp.	100	1,419
OSJB Holdings Corp.	1,400	3,224
Otsuka Corp.	400	19,319
Otsuka Holdings Co. Ltd.	700	31,634
Outsourcing, Inc.	100	589
Pacific Industrial Co. Ltd.	100	917
Pack Corp. (The)	100	2,897
PAL GROUP Holdings Co. Ltd.	400	5,150
PALTAC Corp.	200	9,807
Pan Pacific International Holdings Corp.	1,600	32,254
Panasonic Corp.	8,200	73,381
Paramount Bed Holdings Co. Ltd.	200	7,775
Park24 Co. Ltd.	200	3,887
Penta-Ocean Construction Co. Ltd.	1,600	8,355
PeptiDream, Inc.(1)	100	4,491
Persol Holdings Co. Ltd.	100	1,325
Pigeon Corp.	300	11,700
Pilot Corp.	300	10,272
Piolax, Inc.	100	1,592
Plenus Co. Ltd.	200	3,481
Pola Orbis Holdings, Inc.	300	5,840
Poletowin Pitcrew Holdings, Inc.	100	892
Press Kogyo Co. Ltd.	300	742
Pressance Corp.	100	1,205
Prestige International, Inc.	600	5,307
Prima Meat Packers Ltd.	200	4,900
PS Mitsubishi Construction Co. Ltd.	200	1,028
Raito Kogyo Co. Ltd.	500	6,788
Rakuten, Inc.	2,600	23,578
Recruit Holdings Co. Ltd.	2,000	69,004
Relia, Inc.	500	5,689
Relo Group, Inc.	400	9,145
Renesas Electronics Corp.(1)	500	2,600
Rengo Co. Ltd.	900	7,120
Resona Holdings, Inc.	6,100	21,979
Resorttrust, Inc.	500	6,282
Ricoh Co. Ltd.	3,200	23,672
Ricoh Leasing Co. Ltd.	200	5,826
Rinnai Corp.	100	8,422
Rohm Co. Ltd.	100	6,742
Rohto Pharmaceutical Co. Ltd.	300	9,223
Rorze Corp.	100	4,535
Round One Corp.	100	853
Royal Holdings Co. Ltd.	200	3,671
Ryobi Ltd.	100	1,302
Ryohin Keikaku Co. Ltd.	200	3,029

Ryosan Co. Ltd.	200	4,530
S Foods, Inc.	200	4,742
S-Pool, Inc.	200	1,404
Saizeriya Co. Ltd.	200	4,262
Sakata INX Corp.	100	997
Sakata Seed Corp.	200	6,871
Sakura Internet, Inc.	200	1,208
Sala Corp.	200	1,062
San-A Co. Ltd.	100	3,977
San-Ai Oil Co. Ltd.	700	7,176
San-In Godo Bank Ltd. (The)	800	3,946
Sanei Architecture Planning Co. Ltd.	100	1,118
Sangetsu Corp.	300	4,444
Sanken Electric Co. Ltd.	300	6,951
Sanki Engineering Co. Ltd.	100	1,275
Sankyo Co. Ltd.	200	5,154
Sankyo Tateyama, Inc.	100	893
Sankyu, Inc.	300	12,250
Sanoh Industrial Co. Ltd.	100	757
Santen Pharmaceutical Co. Ltd.	600	11,085
Sanwa Holdings Corp.	1,000	8,589
Sanyo Chemical Industries Ltd.	100	4,589
Sapporo Holdings Ltd.	300	6,006
Sato Holdings Corp.	100	2,308
Sawada Holdings Co. Ltd.	200	1,713
Sawai Pharmaceutical Co. Ltd.	100	5,514
SB Technology Corp.	200	5,191
SBI Holdings, Inc.	1,600	34,343
SBS Holdings, Inc.	100	2,232
SCSK Corp.	300	14,684
Secom Co. Ltd.	300	26,004
Sega Sammy Holdings, Inc.	600	7,825
Seibu Holdings, Inc.	700	9,152
Seikitokyu Kogyo Co. Ltd.	200	1,490
Seiko Epson Corp.	1,600	18,054
Seiko Holdings Corp.	100	1,695
Seino Holdings Co. Ltd.	500	6,844
Seiren Co. Ltd.	400	4,965
Sekisui Chemical Co. Ltd.	1,100	15,381
Sekisui House Ltd.	2,200	41,944
Sekisui Jushi Corp.	100	2,202
Senko Group Holdings Co. Ltd.	700	5,589
Senshu Ikeda Holdings, Inc.	2,000	3,139
Seria Co. Ltd.	300	9,623
Seven & i Holdings Co. Ltd.	2,200	75,309
Seven Bank Ltd.	2,400	6,843
SG Holdings Co. Ltd.	500	16,315
Sharp Corp.	300	3,255
Shibaura Machine Co. Ltd.	200	4,409
Shibuya Corp.	100	2,860
Shiga Bank Ltd. (The)	100	2,328
Shikoku Bank Ltd. (The)	200	1,538
Shikoku Chemicals Corp.	100	1,065
Shikoku Electric Power Co., Inc.	900	6,752

Shimachu Co. Ltd.	100	2,717
Shimadzu Corp.	300	8,124
Shimamura Co. Ltd.	100	7,039
Shimano, Inc.	100	18,389
Shimizu Corp.	3,100	26,264
Shin Nippon Air Technologies Co. Ltd.	200	4,712
Shin-Etsu Chemical Co. Ltd.	500	58,671
Shin-Etsu Polymer Co. Ltd.	200	1,766
Shinmaywa Industries Ltd.	500	4,957
Shinnihon Corp.	200	1,401
Shinoken Group Co. Ltd.	100	852
Shinsei Bank Ltd.	600	7,665
Shionogi & Co. Ltd.	500	29,543
Ship Healthcare Holdings, Inc.	300	12,980
Shiseido Co. Ltd., ADR	395	24,233
Shizuoka Bank Ltd. (The)	1,800	11,470
Shoei Co. Ltd.	200	4,584
Showa Denko KK	800	19,148
Showa Sangyo Co. Ltd.	200	6,113
Sinanen Holdings Co. Ltd.	200	5,069
Sinko Industries Ltd.	200	2,849
Sintokogio Ltd.	200	1,465
SKY Perfect JSAT Holdings, Inc.	300	1,223
Skylark Holdings Co. Ltd.	900	14,635
SMC Corp., ADR	1,074	27,161
SMS Co. Ltd.	100	2,488
Sodick Co. Ltd.	200	1,539
Softbank Corp.	2,800	35,497
SoftBank Group Corp.	1,600	71,865
Sohgo Security Services Co. Ltd.	200	9,844
Sojitz Corp.	3,000	6,999
Solasto Corp.	100	1,160
Sompo Holdings, Inc.	1,000	35,606
Sony Corp., ADR	2,484	160,864
Sony Financial Holdings, Inc.	400	9,648
Sotetsu Holdings, Inc.	600	17,237
Square Enix Holdings Co. Ltd.	100	4,857
Stanley Electric Co. Ltd.	500	12,173
Starts Corp., Inc.	200	4,069
Stella Chemifa Corp.	200	4,925
Strike Co. Ltd.	100	4,462
Subaru Corp.	1,700	37,566
Sugi Holdings Co. Ltd.	200	12,917
SUMCO Corp.	1,100	16,891
Sumida Corp.	100	684
Sumitomo Chemical Co. Ltd.	1,700	5,278
Sumitomo Corp.	2,000	24,119
Sumitomo Dainippon Pharma Co., Ltd.	400	5,661
Sumitomo Densetsu Co. Ltd.	100	2,326
Sumitomo Electric Industries Ltd.	2,400	27,987
Sumitomo Forestry Co. Ltd.	1,100	14,012
Sumitomo Heavy Industries Ltd.	100	2,287
Sumitomo Metal Mining Co. Ltd.	200	5,579
Sumitomo Mitsui Construction Co. Ltd.	300	1,263

Sumitomo Mitsui Financial Group, Inc., ADR	11,578	66,689
Sumitomo Mitsui Trust Holdings, Inc.	1,100	32,414
Sumitomo Osaka Cement Co. Ltd.	300	10,560
Sumitomo Realty & Development Co. Ltd.	900	24,964
Sumitomo Riko Co. Ltd.	200	1,178
Sumitomo Rubber Industries Ltd.	1,400	14,253
Sumitomo Seika Chemicals Co. Ltd.	200	5,644
Sumitomo Warehouse Co. Ltd. (The)	500	6,224
Sundrug Co. Ltd.	300	10,108
Suntory Beverage & Food Ltd.	500	20,432
Suruga Bank Ltd.	1,300	4,725
Sushiro Global Holdings Ltd.	400	8,512
Suzuken Co. Ltd.	200	7,272
Suzuki Motor Corp.	1,200	41,768
SWCC Showa Holdings Co. Ltd.	200	2,153
Sysmex Corp.	400	31,980
Systena Corp.	100	1,432
T Hasegawa Co. Ltd.	200	4,426
T&D Holdings, Inc.	1,300	11,760
T-Gaia Corp.	100	2,127
Tadano Ltd.	200	1,590
Taihei Dengyo Kaisha Ltd.	100	2,200
Taiheiyo Cement Corp.	600	14,205
Taikisha Ltd.	200	6,251
Taiko Pharmaceutical Co. Ltd.	600	12,521
Taisei Corp.	1,200	41,700
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,353
Taiyo Nippon Sanso Corp.	100	1,683
Taiyo Yuden Co. Ltd.	700	19,522
Takamatsu Construction Group Co. Ltd.	100	2,381
Takara Holdings, Inc.	200	1,615
Takara Leben Co. Ltd.	1,500	5,227
Takara Standard Co. Ltd.	100	1,462
Takashimaya Co. Ltd.	800	7,690
Takeda Pharmaceutical Co. Ltd., ADR(1)	2,193	42,763
Takeei Corp.	100	898
Takeuchi Manufacturing Co. Ltd.	400	6,615
Takuma Co. Ltd.	500	6,523
Tama Home Co. Ltd.	100	1,212
Tamron Co. Ltd.	200	3,776
Tamura Corp.	200	844
Tatsuta Electric Wire and Cable Co. Ltd.	200	1,167
TDK Corp.	500	46,869
TechMatrix Corp.	200	6,087
TechnoPro Holdings, Inc.	100	6,004
Teijin Ltd.	1,400	22,937
Teikoku Electric Manufacturing Co. Ltd.	400	4,867
Teikoku Sen-I Co. Ltd.	200	4,254
Terumo Corp.	800	31,446
THK Co. Ltd.	100	2,604
TIS, Inc.	900	19,214
TKC Corp.	100	5,238
Toagosei Co. Ltd.	200	1,915
Tobu Railway Co. Ltd.	900	31,920

TOC Co. Ltd.	200	1,301
Tocalo Co. Ltd.	100	981
Toda Corp.	1,300	8,019
Toho Bank Ltd. (The)	500	1,096
Toho Co. Ltd.	300	11,032
Toho Gas Co. Ltd.	100	4,919
Toho Holdings Co. Ltd.	300	5,991
Toho Titanium Co. Ltd.	600	3,749
Tohoku Electric Power Co., Inc.	1,800	18,647
Tokai Carbon Co. Ltd.	1,300	11,827
Tokai Corp/Gifu	200	5,107
TOKAI Holdings Corp.	900	8,406
Tokai Rika Co. Ltd.	500	7,328
Tokai Tokyo Financial Holdings, Inc.	1,400	3,279
Token Corp.	100	6,860
Tokio Marine Holdings, Inc.	1,100	47,686
Tokuyama Corp.	500	11,975
Tokyo Century Corp.	200	8,711
Tokyo Dome Corp.	800	6,696
Tokyo Electric Power Co. Holdings, Inc.(1)	6,500	21,908
Tokyo Electron Device Ltd.	200	5,252
Tokyo Electron Ltd.	300	59,972
Tokyo Gas Co. Ltd.	400	9,546
Tokyo Ohka Kogyo Co. Ltd.	100	4,637
Tokyo Seimitsu Co. Ltd.	200	6,482
Tokyo Steel Manufacturing Co. Ltd.	200	1,296
Tokyo Tatemono Co. Ltd.	200	2,584
Tokyotokeiba Co. Ltd.	200	6,584
Tokyu Construction Co. Ltd.	200	1,093
Tokyu Corp.	1,200	19,035
Tokyu Fudosan Holdings Corp.	1,500	7,616
TOMONY Holdings, Inc.	300	964
Tomy Co. Ltd.	100	856
Topcon Corp.	200	1,757
Toppan Forms Co. Ltd.	100	1,041
Toppan Printing Co. Ltd.	700	11,987
Topre Corp.	100	1,203
Toray Industries, Inc.	3,900	18,992
Toridoll Holdings Corp.	200	2,269
Torii Pharmaceutical Co. Ltd.	100	3,015
Tosei Corp.	100	995
Toshiba Corp.	300	8,207
Toshiba TEC Corp.	300	10,433
Tosoh Corp.	1,300	18,095
Totetsu Kogyo Co. Ltd.	100	2,671
TOTO Ltd.	300	11,886
Towa Bank Ltd. (The)	200	1,315
Towa Pharmaceutical Co. Ltd.	100	2,105
Toyo Construction Co. Ltd.	700	2,789
Toyo Gosei Co. Ltd.	100	8,161
Toyo Ink SC Holdings Co. Ltd.	200	3,866
Toyo Seikan Group Holdings Ltd.	1,000	10,651
Toyo Suisan Kaisha Ltd.	100	5,218
Toyo Tire Corp.	900	12,787

Toyobo Co. Ltd.	500	7,011
Toyoda Gosei Co. Ltd.	500	10,702
Toyota Boshoku Corp.	600	8,463
Toyota Industries Corp.	300	15,352
Toyota Motor Corp., ADR	2,060	259,581
Toyota Tsusho Corp.	500	12,688
TPR Co. Ltd.	200	2,730
Transcosmos, Inc.	200	4,714
Trend Micro, Inc.	400	22,003
Tri Chemical Laboratories, Inc.	100	9,942
TS Tech Co. Ltd.	300	8,416
Tsubakimoto Chain Co.	100	2,588
Tsukishima Kikai Co. Ltd.	500	5,976
Tsukui Corp.	200	935
Tsumura & Co.	200	5,548
Tsuruha Holdings, Inc.	200	29,557
UACJ Corp.	500	9,248
Ube Industries Ltd.	600	10,733
Uchida Yoko Co. Ltd.	200	10,487
Unicharm Corp.	500	18,612
Unipres Corp.	100	970
United Super Markets Holdings, Inc.	200	2,094
Universal Entertainment Corp.	100	1,964
Ushio, Inc.	100	1,190
USS Co. Ltd.	400	6,976
UT Group Co. Ltd.(1)	200	3,758
Valor Holdings Co. Ltd.	300	5,890
ValueCommerce Co. Ltd.	200	5,010
Vital KSK Holdings, Inc.	400	3,951
VT Holdings Co. Ltd.	300	1,065
Wacoal Holdings Corp.	200	4,142
Wacom Co. Ltd.	1,800	8,131
Wakita & Co. Ltd.	600	5,733
Welcia Holdings Co. Ltd.	200	16,763
West Japan Railway Co.	400	25,827
World Co. Ltd.	100	1,456
Wowow, Inc.	200	4,752
Yahagi Construction Co. Ltd.	400	2,865
Yakult Honsha Co. Ltd.	200	12,254
YAKUODO Holdings Co. Ltd.	200	4,999
YAMABIKO Corp.	100	911
Yamada Denki Co. Ltd.	1,700	8,272
Yamaguchi Financial Group, Inc.	1,300	7,778
Yamaha Corp.	500	24,352
Yamaha Motor Co. Ltd.	1,300	18,792
Yamaichi Electronics Co. Ltd.	100	1,526
Yamato Corp.	200	1,230
Yamato Holdings Co. Ltd.	900	19,938
Yamato Kogyo Co. Ltd.	200	4,135
Yamazaki Baking Co. Ltd.	700	12,525
Yamazen Corp.	200	1,732
Yaoko Co. Ltd.	200	13,063
Yaskawa Electric Corp.	100	3,599
Yellow Hat Ltd.	100	1,426

Yodogawa Steel Works Ltd.	200	3,195
Yokogawa Bridge Holdings Corp.	100	2,025
Yokogawa Electric Corp.	600	8,658
Yokohama Reito Co. Ltd.	700	5,965
Yokohama Rubber Co. Ltd. (The)	700	10,588
Yorozu Corp.	100	1,077
Yoshinoya Holdings Co. Ltd.	300	6,900
Yotai Refractories Co. Ltd.	200	1,294
Yuasa Trading Co. Ltd.	100	2,931
Yumeshin Holdings Co. Ltd.	200	1,153
Yurtec Corp.	200	1,172
Z Holdings Corp.	7,600	31,082
Zenkoku Hosho Co. Ltd.	300	11,557
Zensho Holdings Co. Ltd.	300	6,411
Zeon Corp.	200	1,928
ZERIA Pharmaceutical Co. Ltd.	200	3,946
		9,757,584
Netherlands — 3.6%
Aalberts NV	418	11,505
ABN AMRO Bank NV, CVA	1,545	12,443
Accell Group NV(1)	69	1,683
Adyen NV(1)	34	44,731
Aegon NV	7,666	20,468
AerCap Holdings NV(1)	915	29,500
Akzo Nobel NV	785	64,434
Alfen Beheer BV(1)	69	2,150
Altice Europe NV(1)	1,031	4,154
AMG Advanced Metallurgical Group NV	381	6,414
Arcadis NV(1)	522	8,966
ASM International NV	329	38,465
ASML Holding NV, NY Shares	668	220,113
ASR Nederland NV	786	21,679
Basic-Fit NV(1)	334	8,512
BE Semiconductor Industries NV	737	28,250
Boskalis Westminster(1)	617	11,451
Coca-Cola European Partners plc	1,266	47,728
Constellium SE(1)	73	599
Corbion NV(1)	582	21,425
Flow Traders	200	6,997
ForFarmers NV	632	4,020
Fugro NV, CVA(1)	1,166	4,436
Heineken Holding NV	62	5,120
Heineken NV	274	25,185
IMCD NV	81	7,663
ING Groep NV, ADR	11,294	72,056
Just Eat Takeaway.com NV(1)	101	11,000
Just Eat Takeaway.com NV(1)	95	10,344
Kendrion NV(1)	45	514
Koninklijke Ahold Delhaize NV	4,038	102,562
Koninklijke BAM Groep NV(1)	2,679	4,559
Koninklijke DSM NV, ADR	2,534	80,784
Koninklijke KPN NV	19,577	48,073
Koninklijke Philips NV(1)	1,067	48,506
Koninklijke Vopak NV	513	28,166

Nederland Apparatenfabriek(1)	19	743
NIBC Holding NV	506	4,037
NN Group NV	1,594	49,408
NXP Semiconductors NV	560	53,816
Pharming Group NV(1)	6,312	9,384
PostNL NV	483	721
Prosus NV(1)	468	38,965
Randstad NV	757	31,864
SBM Offshore NV	1,193	16,376
Signify NV(1)	919	19,710
TKH Group NV, CVA	291	10,302
TomTom NV(1)	753	6,400
Unilever NV, (New York)	2,125	109,480
Wolters Kluwer NV	401	32,041
		1,447,902
New Zealand — 0.3%
a2 Milk Co. Ltd.(1)	1,826	21,587
Air New Zealand Ltd.	903	769
Arvida Group Ltd.	960	823
Auckland International Airport Ltd.	1,633	6,595
Chorus Ltd.	2,721	12,844
Contact Energy Ltd.	1,579	6,105
Fisher & Paykel Healthcare Corp. Ltd.	651	12,135
Fletcher Building Ltd.	2,256	4,919
Genesis Energy Ltd.	552	980
Hallenstein Glasson Holdings Ltd.	237	559
Infratil Ltd.	578	1,726
Kathmandu Holdings Ltd.	507	328
Mercury NZ Ltd.	826	2,386
Meridian Energy Ltd.	2,645	7,840
Metlifecare Ltd.	271	706
New Zealand Refining Co. Ltd. (The)	788	343
NZX Ltd.	2,074	1,829
Oceania Healthcare Ltd.	10,328	5,734
Pushpay Holdings Ltd.(1)	985	4,699
Ryman Healthcare Ltd.	931	6,992
Sanford Ltd.	585	2,489
Scales Corp. Ltd.	162	495
SKYCITY Entertainment Group Ltd.	2,409	3,668
Spark New Zealand Ltd.	6,074	16,697
Summerset Group Holdings Ltd.	1,675	6,247
Synlait Milk Ltd.(1)	167	674
Z Energy Ltd.	2,828	4,955
		135,124
Norway — 0.7%
Adevinta ASA(1)	508	5,410
Aker BP ASA	462	7,471
Atea ASA(1)	72	764
Austevoll Seafood ASA	108	826
Avance Gas Holding Ltd.	187	401
Bakkafrost P/F(1)	34	2,123
Borregaard ASA	682	7,410
Bouvet ASA	26	1,366
BW Energy Ltd.(1)	49	74

BW LPG Ltd.	1,378	4,607
BW Offshore Ltd.(1)	245	814
DNB ASA(1)	1,130	15,446
DNO ASA	928	484
Elkem ASA	447	817
Entra ASA	98	1,333
Equinor ASA, ADR	1,903	27,765
Europris ASA	1,242	5,249
Frontline Ltd.	857	7,824
Gjensidige Forsikring ASA(1)	310	5,639
Golden Ocean Group Ltd.	201	619
Grieg Seafood ASA	66	677
Kongsberg Gruppen ASA	294	4,334
Leroy Seafood Group ASA	821	4,621
Mowi ASA	976	18,450
Nordic Semiconductor ASA(1)	175	1,152
Norsk Hydro ASA(1)	4,323	11,035
Norway Royal Salmon ASA	39	965
Norwegian Finans Holding ASA(1)	1,247	8,916
Odfjell Drilling Ltd.(1)	354	362
Orkla ASA	1,053	9,483
PGS ASA(1)	1,017	333
Salmar ASA	167	7,534
Sbanken ASA(1)	137	914
Scatec Solar ASA(1)	510	8,667
Schibsted ASA, B Shares(1)	39	939
Selvaag Bolig ASA	147	760
SpareBank 1 Nord Norge	924	6,134
Sparebank 1 Oestlandet	104	980
SpareBank 1 SMN	767	6,198
SpareBank 1 SR-Bank ASA(1)	788	5,873
Sparebanken More	30	863
Sparebanken Vest	955	5,908
Stolt-Nielsen Ltd.	82	703
Storebrand ASA(1)	1,675	8,647
Subsea 7 SA(1)	1,267	7,322
Telenor ASA	952	14,470
TGS Nopec Geophysical Co. ASA	612	8,763
TOMRA Systems ASA(1)	354	12,772
Veidekke ASA(1)	669	6,836
Yara International ASA	445	15,290
		276,343
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	47,877	5,262
CTT-Correios de Portugal SA(1)	1,350	3,069
EDP - Energias de Portugal SA	4,412	20,771
Galp Energia SGPS SA	1,409	16,836
Jeronimo Martins SGPS SA(1)	584	9,998
NOS SGPS SA(1)	979	4,038
REN - Redes Energeticas Nacionais SGPS SA	2,645	7,121
Sonae SGPS SA	1,952	1,461
		68,556
Singapore — 1.1%
Accordia Golf Trust	11,900	5,108

AEM Holdings Ltd.	4,500	9,845
CapitaLand Ltd.(1)	10,100	20,746
City Developments Ltd.	2,500	13,696
ComfortDelGro Corp. Ltd.	5,800	5,934
DBS Group Holdings Ltd., ADR	856	46,841
Elec & Eltek International Co. Ltd.	500	1,088
Frencken Group Ltd.	1,500	847
Golden Agri-Resources Ltd.	40,800	4,435
GuocoLand Ltd.	800	846
Hour Glass Ltd. (The)	1,700	771
Hutchison Port Holdings Trust, U Shares	39,500	4,559
Japfa Ltd.(1)	10,400	4,922
Jardine Cycle & Carriage Ltd.	500	7,767
Keppel Corp. Ltd.	6,000	25,168
Keppel Infrastructure Trust	10,900	4,139
NetLink NBN Trust	1,500	1,096
OUE Ltd.	1,000	816
Oversea-Chinese Banking Corp. Ltd.	6,100	37,089
QAF Ltd.	5,200	2,824
Raffles Medical Group Ltd.	9,500	6,267
Rex International Holding Ltd.(1)	7,900	877
SATS Ltd.	300	568
Sembcorp Industries Ltd.	5,600	5,422
Sembcorp Marine Ltd.(1)	8,300	4,012
Sheng Siong Group Ltd.	5,700	6,349
Singapore Airlines Ltd.	5,000	13,555
Singapore Exchange Ltd.	2,800	16,487
Singapore Post Ltd.	4,500	2,460
Singapore Press Holdings Ltd.	13,100	11,898
Singapore Technologies Engineering Ltd.	8,100	18,358
Singapore Telecommunications Ltd.	20,000	35,363
StarHub Ltd.	4,500	4,343
UMS Holdings Ltd.	1,600	1,019
United Overseas Bank Ltd.	3,600	49,865
UOL Group Ltd.	2,100	10,222
Venture Corp. Ltd.	500	5,448
Wilmar International Ltd.	10,400	29,485
Wing Tai Holdings Ltd.	4,300	5,639
Yangzijiang Shipbuilding Holdings Ltd.	23,100	15,466
Yanlord Land Group Ltd.(1)	8,800	6,867
		448,507
Spain — 2.1%
Acciona SA	193	19,350
Acerinox SA	1,044	8,305
ACS Actividades de Construccion y Servicios SA	1,252	32,106
Aena SME SA(1)	214	30,628
Almirall SA(1)	439	5,781
Amadeus IT Group SA	810	42,414
Applus Services SA	84	667
Banco Bilbao Vizcaya Argentaria SA, ADR	24,168	75,162
Banco de Sabadell SA	17,065	5,163
Banco Santander SA, ADR	24,470	55,547
Bankia SA	5,355	4,747
Bankinter SA	1,809	7,696

Bolsas y Mercados Espanoles SHMSF SA	136	4,975
CaixaBank SA	14,347	26,909
Cellnex Telecom SA	202	11,468
Cia de Distribucion Integral Logista Holdings SA	44	813
CIE Automotive SA	246	4,445
Construcciones y Auxiliar de Ferrocarriles SA	134	4,626
Ebro Foods SA	287	6,006
Enagas SA	1,589	35,776
Ence Energia y Celulosa SA	1,443	4,450
Endesa SA	1,123	26,709
Ercros SA	385	808
Faes Farma SA	1,847	7,477
Ferrovial SA	1,103	30,048
Fomento de Construcciones y Contratas SA	447	4,521
Gestamp Automocion SA	1,752	5,189
Grifols SA	122	3,824
Grupo Catalana Occidente SA	69	1,556
Iberdrola SA	10,496	113,284
Industria de Diseno Textil SA	1,588	44,390
Liberbank SA(1)	2,918	506
Mapfre SA	364	642
Masmovil Ibercom SA(1)	559	11,648
Mediaset Espana Comunicacion SA(1)	1,081	3,854
Melia Hotels International SA	378	1,881
Miquel y Costas & Miquel SA	58	861
Naturgy Energy Group SA	1,284	23,895
Neinor Homes SA(1)	540	4,868
Pharma Mar SA(1)	602	4,138
Prosegur Cash SA	3,818	3,395
Prosegur Cia de Seguridad SA	2,790	6,270
Red Electrica Corp. SA	3,279	57,818
Repsol SA	3,057	28,626
Sacyr SA	4,238	8,329
Siemens Gamesa Renewable Energy SA(1)	400	6,762
Solaria Energia y Medio Ambiente SA(1)	705	7,865
Talgo SA(1)	319	1,501
Tecnicas Reunidas SA(1)	508	7,956
Telefonica SA, ADR	5,376	25,590
Tubacex SA(1)	322	399
Unicaja Banco SA(1)	1,492	816
Viscofan SA	341	22,474
Zardoya Otis SA	674	4,800
		859,734
Sweden — 3.1%
AAK AB(1)	416	7,592
AcadeMedia AB	673	3,818
AF POYRY AB(1)	464	9,944
Alfa Laval AB(1)	1,011	20,476
Amasten Fastighets AB(1)	1,158	848
Arjo AB, B Shares	2,424	13,711
Assa Abloy AB, B Shares	808	16,425
Atlas Copco AB, ADR	1,521	59,760
Atlas Copco AB, B Shares	846	29,975
Atrium Ljungberg AB, B Shares	56	846

Avanza Bank Holding AB	925	13,610
Axfood AB	660	14,809
Beijer Ref AB	384	11,422
Bilia AB, A Shares(1)	790	6,465
BillerudKorsnas AB	1,065	14,556
BioArctic AB(1)	99	790
BioGaia AB, B Shares	118	6,384
Boliden AB	1,205	26,270
Bonava AB, B Shares	824	3,754
Bravida Holding AB(1)	855	8,285
Bure Equity AB(1)	775	15,991
Castellum AB	464	8,719
Catena AB	31	1,218
Cibus Nordic Real Estate AB	262	3,849
Clas Ohlson AB, B Shares	579	6,069
Cloetta AB, B Shares(1)	1,689	4,254
Dios Fastigheter AB	130	882
Dometic Group AB(1)	104	915
Electrolux AB, Series B	684	11,248
Electrolux Professional AB, B Shares(1)	395	1,441
Elekta AB, B Shares	87	921
Embracer Group AB(1)	598	7,290
Eolus Vind AB, B Shares	472	6,301
Epiroc AB, A Shares	2,631	29,327
Epiroc AB, B Shares	1,825	20,403
Essity AB, B Shares(1)	1,399	46,294
Fabege AB	797	9,683
Fastighets AB Balder, B Shares(1)	263	10,788
Fortnox AB	88	2,436
Getinge AB, B Shares	345	6,388
Granges AB(1)	204	1,632
Hennes & Mauritz AB, B Shares	1,761	26,728
Hexagon AB, B Shares(1)	594	32,786
Hexpol AB(1)	938	7,037
HIQ International AB(1)	954	4,326
Hoist Finance AB(1)	298	785
Holmen AB, B Shares(1)	256	8,433
Hufvudstaden AB, A Shares	383	4,940
Husqvarna AB, B Shares	1,823	13,459
ICA Gruppen AB	77	3,622
Indutrade AB(1)	317	12,138
Internationella Engelska Skolan i Sverige Holding II AB	499	4,068
INVISIO AB	463	6,518
Inwido AB(1)	628	3,983
JM AB	56	1,101
Karo Pharma AB(1)	252	1,425
Klovern AB, B Shares	3,754	5,969
Kopparbergs Bryggeri AB, B Shares(1)	56	862
Kungsleden AB	767	5,583
Lifco AB, B Shares	157	9,629
Lindab International AB	778	7,895
Loomis AB, B Shares(1)	416	10,483
Lundin Energy AB	263	6,373
Mekonomen AB(1)	117	779

Millicom International Cellular SA, SDR	259	6,249
MIPS AB	195	6,535
Modern Times Group MTG AB, B Shares(1)	956	10,918
Munters Group AB(1)	204	998
Mycronic AB(1)	537	9,467
NCC AB, B Shares	607	9,630
NetEnt AB(1)	455	2,137
Nibe Industrier AB, B Shares(1)	1,404	31,274
Nobia AB(1)	1,165	5,256
Nobina AB(1)	994	5,804
Nolato AB, B Shares(1)	203	13,748
Nordea Bank Abp(1)	6,908	46,881
Nordic Entertainment Group AB, B Shares(1)	422	12,724
NP3 Fastigheter AB	89	779
Nyfosa AB(1)	1,109	7,267
Pandox AB(1)	95	1,119
Paradox Interactive AB	279	6,164
Peab AB, Class B(1)	759	6,198
RaySearch Laboratories AB(1)	89	784
Recipharm AB, B Shares(1)	69	848
Resurs Holding AB	176	747
Saab AB, B Shares(1)	109	2,643
Samhallsbyggnadsbolaget i Norden AB	2,935	5,914
Sandvik AB(1)	2,918	48,561
SAS AB(1)	644	634
Scandi Standard AB(1)	736	4,816
Scandic Hotels Group AB	110	491
Securitas AB, B Shares(1)	136	1,809
Skandinaviska Enskilda Banken AB, A Shares(1)	3,693	32,174
Skanska AB, B Shares(1)	795	15,948
SKF AB, B Shares	1,552	28,609
SkiStar AB	80	884
Spotify Technology SA(1)	155	28,044
SSAB AB, A Shares(1)	329	818
SSAB AB, B Shares(1)	2,560	6,263
Stillfront Group AB(1)	158	11,618
Svenska Cellulosa AB SCA, B Shares(1)	1,510	18,916
Svenska Handelsbanken AB, A Shares(1)	4,451	42,281
Sweco AB, B Shares	56	2,356
Swedbank AB, A Shares(1)	2,875	36,144
Swedish Orphan Biovitrum AB(1)	423	9,236
Tele2 AB, B Shares	267	3,564
Telefonaktiebolaget LM Ericsson, ADR	5,136	46,943
Telia Co. AB	4,994	17,167
Tethys Oil AB	134	664
Thule Group AB	297	6,830
Trelleborg AB, B Shares(1)	1,045	14,216
Vitec Software Group AB, B Shares	386	8,501
Vitrolife AB(1)	318	6,535
Volvo AB, B Shares(1)	1,961	27,880
Wallenstam AB, B Shares	557	6,440
Wihlborgs Fastigheter AB	591	9,530
		1,276,667

Switzerland — 8.7%
ABB Ltd., ADR	2,007	39,458
Adecco Group AG	603	28,751
Alcon, Inc.(1)	795	51,393
Allreal Holding AG	63	12,225
ALSO Holding AG(1)	53	12,422
Aluflexpack AG(1)	50	1,172
ams AG(1)	1,323	19,978
APG SGA SA(1)	4	757
Arbonia AG(1)	83	751
Aryzta AG(1)	998	521
Autoneum Holding AG(1)	35	3,404
Bachem Holding AG	18	4,595
Baloise Holding AG	128	18,271
Banque Cantonale Vaudoise	130	12,662
Barry Callebaut AG	11	22,152
Belimo Holding AG	2	15,076
Bell Food Group AG	17	4,073
BKW AG	65	5,189
Bobst Group SA	90	5,429
Bossard Holding AG, Class A	40	5,543
Bucher Industries AG	43	12,415
Cembra Money Bank AG	136	13,492
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	4	33,417
Cie Financiere Richemont SA	894	52,262
Clariant AG(1)	1,384	25,476
Comet Holding AG	9	1,106
Conzzeta AG	9	7,939
Credit Suisse Group AG, ADR	7,077	64,118
Daetwyler Holding AG	76	14,083
DKSH Holding AG	131	7,233
dormakaba Holding AG(1)	14	7,903
Dufry AG(1)	163	4,843
EFG International AG(1)	847	5,558
Emmi AG	11	9,527
EMS-Chemie Holding AG	28	20,778
Flughafen Zurich AG(1)	104	14,383
Forbo Holding AG	7	10,021
Galenica AG	191	14,151
Geberit AG	102	49,743
Georg Fischer AG	25	20,779
Givaudan SA	21	75,563
Gurit Holding AG	1	1,518
Helvetia Holding AG	108	9,612
Huber + Suhner AG	125	8,601
Implenia AG	101	4,140
Inficon Holding AG	14	10,427
Interroll Holding AG	6	13,162
Intershop Holding AG	2	1,129
Julius Baer Group Ltd.(1)	781	33,413
Kardex AG	72	12,421
Komax Holding AG(1)	7	1,100
Kuehne + Nagel International AG(1)	143	20,669
LafargeHolcim Ltd.(1)	1,192	49,528

Landis+Gyr Group AG(1)	94	6,201
LEM Holding SA	2	2,812
Leonteq AG(1)	78	2,804
Liechtensteinische Landesbank AG	17	1,055
Logitech International SA	538	31,853
Lonza Group AG	173	85,187
Medacta Group SA(1)	74	6,324
Mobilezone Holding AG	94	800
Mobimo Holding AG(1)	39	11,112
Nestle SA, ADR	3,128	337,918
Novartis AG, ADR	6,212	543,115
OC Oerlikon Corp. AG	497	4,052
Orior AG(1)	86	6,635
Partners Group Holding AG	111	92,236
PSP Swiss Property AG	185	21,048
Rieter Holding AG	8	720
Roche Holding AG, ADR	14,340	621,639
Schindler Holding AG	103	23,913
Schindler Holding AG, Bearer Participation Certificate	222	51,700
Schweiter Technologies AG	5	5,775
Sensirion Holding AG(1)	25	976
SFS Group AG	137	12,397
SGS SA	17	40,043
Siegfried Holding AG(1)	13	5,406
SIG Combibloc Group AG(1)	1,600	26,828
Sika AG	252	43,302
Sonova Holding AG	123	27,036
St Galler Kantonalbank AG	14	6,226
Stadler Rail AG(1)	192	8,133
Straumann Holding AG	20	16,275
Sulzer AG	134	10,641
Sunrise Communications Group AG(1)	170	14,306
Swatch Group AG (The)	153	5,975
Swatch Group AG (The), Bearer Shares	92	18,467
Swiss Life Holding AG	116	40,931
Swiss Prime Site AG	362	33,755
Swiss Re AG	600	40,844
Swisscom AG	142	73,983
Swissquote Group Holding SA	74	4,943
Tecan Group AG	60	21,024
Temenos AG, ADR	241	36,912
u-blox Holding AG(1)	60	4,017
UBS Group AG(1)	9,443	101,040
Valiant Holding AG	54	4,836
Valora Holding AG(1)	20	4,091
VAT Group AG(1)	180	32,592
Vetropack Holding AG(1)	50	3,119
Vifor Pharma AG	153	23,346
Vontobel Holding AG	191	11,672
VZ Holding AG	90	6,699
Ypsomed Holding AG(1)	8	1,173
Zehnder Group AG	27	1,045
Zurich Insurance Group AG	333	107,739
		3,541,003

United Kingdom — 13.0%
3i Group plc	2,137	21,899
Abcam plc	229	4,269
Admiral Group plc	1,412	40,827
AG Barr plc	685	4,117
Aggreko plc	1,719	10,026
Anglo American plc, ADR	8,444	89,253
Anglo Asian Mining plc	529	831
Antofagasta plc	2,058	22,418
Ashmore Group plc	1,623	8,637
Ashtead Group plc	2,519	74,970
ASOS plc(1)	30	1,113
Associated British Foods plc	593	13,394
Aston Martin Lagonda Global Holdings plc(1)	770	528
AstraZeneca plc, ADR	3,582	195,577
Augean plc(1)	438	920
Auto Trader Group plc	5,072	35,098
Avast plc	411	2,564
Avation plc	288	649
AVEVA Group plc	136	6,901
Aviva plc	11,326	34,845
B&M European Value Retail SA	1,540	7,439
BAE Systems plc, ADR	562	13,814
Balfour Beatty plc	1,849	5,739
Bank of Georgia Group plc(1)	478	5,481
Barclays plc, ADR	11,282	63,856
Barratt Developments plc	2,590	15,989
Beazley plc	1,319	6,279
Bellway plc	270	8,605
Berkeley Group Holdings plc	228	11,585
BHP Group plc, ADR	2,693	106,104
Biffa plc	2,055	6,370
Bodycote plc	1,154	8,669
boohoo Group plc(1)	3,319	15,946
BP plc, ADR	7,633	176,628
Brewin Dolphin Holdings plc	270	937
Britvic plc	2,606	23,190
BT Group plc	39,616	57,130
Bunzl plc	835	19,526
Burberry Group plc	2,116	39,300
Burford Capital Ltd.	926	5,088
Cairn Energy plc(1)	4,937	7,665
Capita plc(1)	2,336	982
Capital & Counties Properties plc	2,527	5,127
Carnival plc, ADR	433	5,858
Centamin plc	9,004	18,395
Central Asia Metals plc	539	1,038
Centrica plc	22,171	10,054
Chemring Group plc	1,059	2,831
Clinigen Group plc	90	975
Clipper Logistics plc	1,166	4,167
Close Brothers Group plc	1,299	17,368
CMC Markets plc	540	1,325
Coats Group plc	9,492	6,343

Coca-Cola HBC AG	1,124	28,408
Compass Group plc	3,360	49,391
Computacenter plc	643	12,781
ConvaTec Group plc	4,010	10,032
Countryside Properties plc	390	1,405
Cranswick plc	117	5,345
Crest Nicholson Holdings plc	2,022	6,648
Croda International plc	656	42,194
CVS Group plc	429	5,119
Daily Mail & General Trust plc	954	8,423
Dart Group plc	851	9,302
DCC plc	226	18,873
Dechra Pharmaceuticals plc	30	1,034
Devro plc	2,672	5,440
DFS Furniture plc	3,043	6,319
Diageo plc, ADR	463	65,102
Diploma plc	266	6,042
Direct Line Insurance Group plc	6,931	22,756
Diversified Gas & Oil plc	6,380	8,212
Dixons Carphone plc	686	641
Domino's Pizza Group plc	1,387	6,168
Drax Group plc	1,060	2,761
DS Smith plc	4,136	17,422
Dunelm Group plc	1,103	14,568
easyJet plc	1,158	9,785
Eckoh plc	1,273	881
Electrocomponents plc	2,914	22,966
EMIS Group plc	360	5,026
EnQuest plc(1)	4,373	641
Essentra plc	981	3,543
Euromoney Institutional Investor plc	62	563
Evraz plc	3,776	13,274
Experian plc, ADR	1,344	47,027
Ferguson plc	707	55,843
Ferrexpo plc	4,115	8,967
Firstgroup plc(1)	819	564
Forterra plc	2,009	4,849
Frasers Group plc(1)	2,273	8,630
Fresnillo plc	497	4,841
Frontier Developments plc(1)	65	1,661
G4S plc	4,670	5,219
Galliford Try Holdings plc	416	604
Games Workshop Group plc	313	30,862
Gateley Holdings plc	451	813
Genus plc	152	6,563
GlaxoSmithKline plc, ADR	3,623	151,876
Glencore plc(1)	39,739	74,111
Go-Ahead Group plc (The)	672	9,086
Golar LNG Ltd.	1,158	9,183
Grafton Group plc	1,472	11,402
Grainger plc	1,786	6,349
Greggs plc	938	21,480
Gulf Keystone Petroleum Ltd.	636	562
Gym Group plc (The)	298	666

Halma plc	558	16,128
Hargreaves Lansdown plc	1,844	41,954
Hays plc	11,502	16,089
Helical plc	1,145	4,820
Hikma Pharmaceuticals plc	744	23,688
Hill & Smith Holdings plc	682	10,783
Hiscox Ltd.	476	4,369
Hochschild Mining plc	4,168	10,332
HomeServe plc	887	14,258
Hotel Chocolat Group plc	183	746
Howden Joinery Group plc	4,660	34,072
HSBC Holdings plc, ADR	8,472	195,280
Ibstock plc	3,125	7,112
IG Group Holdings plc	2,376	22,535
IMI plc	2,241	25,005
Impax Asset Management Group plc	566	2,669
Inchcape plc	2,659	16,488
Indivior plc(1)	10,086	7,678
Informa plc	300	1,694
IntegraFin Holdings plc	2,297	15,205
InterContinental Hotels Group plc	244	11,676
Intermediate Capital Group plc	607	9,572
International Personal Finance plc	904	474
Intertek Group plc	396	27,050
Investec plc	5,046	9,127
ITV plc	9,932	9,892
IWG plc	6,218	22,821
J D Wetherspoon plc	583	8,219
J Sainsbury plc	16,249	39,059
Jadestone Energy, Inc.(1)	2,676	1,864
JD Sports Fashion plc	2,109	17,221
John Laing Group plc	1,980	8,654
Johnson Matthey plc	323	8,473
Judges Scientific plc	18	1,247
Jupiter Fund Management plc	1,426	4,416
Just Group plc(1)	13,695	8,915
Kainos Group plc	130	1,346
KAZ Minerals plc	2,693	15,878
Keller Group plc	1,301	10,239
Kingfisher plc	5,109	12,310
Knights Group Holdings plc	237	1,070
Lancashire Holdings Ltd.	652	5,484
Legal & General Group plc	20,598	50,882
Liberty Global plc, Class A(1)	256	5,437
Liberty Global plc, Class C(1)	653	13,471
Liontrust Asset Management plc	522	7,897
Lloyds Banking Group plc, ADR	13,889	19,583
London Stock Exchange Group plc	189	18,817
Luxfer Holdings plc	249	3,484
M&G plc	7,991	13,885
Man Group plc	2,957	5,224
Marks & Spencer Group plc	15,714	19,052
Marshalls plc	1,265	10,186
Marston's plc	2,246	1,727

McCarthy & Stone plc(1)	553	492
Mediclinic International plc	414	1,389
Meggitt plc	1,397	4,805
Micro Focus International plc, ADR	162	794
Mitchells & Butlers plc(1)	600	1,344
Mitie Group plc	615	537
Mondi plc	2,319	43,434
Moneysupermarket.com Group plc	2,969	12,602
Morgan Advanced Materials plc	3,279	8,648
Morgan Sindall Group plc	55	832
Mortgage Advice Bureau Holdings Ltd.	122	958
Motorpoint group plc	1,442	4,466
Naked Wines plc	355	1,870
National Express Group plc	4,027	10,837
National Grid plc, ADR	1,449	82,767
Network International Holdings plc(1)	2,214	12,768
Next plc	697	42,061
Ninety One plc(1)	541	1,319
Norcros plc	340	604
Ocado Group plc(1)	466	12,653
On the Beach Group plc	178	613
OneSavings Bank plc	2,623	9,035
Pagegroup plc	3,043	14,027
Paragon Banking Group plc	1,659	7,272
Pearson plc, ADR	1,902	11,032
Pennon Group plc	2,230	31,520
Persimmon plc	1,177	33,514
Petrofac Ltd.	2,622	5,517
Petropavlovsk plc(1)	26,205	8,044
Phoenix Group Holdings plc	2,290	17,497
Photo-Me International plc	906	527
Playtech plc	261	857
Plus500 Ltd.	1,313	21,565
Polypipe Group plc	796	4,258
Premier Foods plc(1)	10,225	5,566
Premier Oil plc(1)	3,028	1,007
Provident Financial plc	1,810	4,396
Prudential plc, ADR	2,623	67,359
PZ Cussons plc	381	832
QinetiQ Group plc	1,672	6,115
Quilter plc	17,075	27,396
Rathbone Brothers plc	322	5,755
Reach plc	3,941	4,052
Reckitt Benckiser Group plc	2,771	247,870
Redde Northgate plc	919	2,170
Redrow plc	1,252	7,270
RELX plc, ADR	4,538	105,690
Renishaw plc	107	5,102
Rentokil Initial plc	4,027	24,815
Restaurant Group plc (The)	616	465
Restore plc	170	787
Rhi Magnesita NV	184	5,517
Rightmove plc	4,516	32,829
Rio Tinto plc, ADR	2,852	153,780

Rolls-Royce Holdings plc, ADR	1,802	6,271
Rotork plc	3,859	12,727
Royal Bank of Scotland Group plc, ADR	4,497	12,502
Royal Dutch Shell plc, Class A ADR	2,970	94,891
Royal Dutch Shell plc, Class B ADR	2,571	78,261
Royal Mail plc	5,677	12,287
RPS Group plc	912	482
RSA Insurance Group plc	3,798	18,592
Sabre Insurance Group plc	263	875
Saga plc	1,626	418
Sage Group plc (The)	1,702	14,576
Savills plc	492	5,254
Schroders plc	234	8,578
Serco Group plc(1)	541	851
Serica Energy plc(1)	3,636	5,337
Severn Trent plc	201	6,084
SIG plc	916	332
Signature Aviation plc	5,137	14,843
Sirius Real Estate Ltd.	6,667	6,563
Smart Metering Systems plc	512	3,979
Smith & Nephew plc, ADR	715	29,179
Smiths Group plc	1,086	17,627
Softcat plc	957	13,582
Spectris plc	435	13,839
Speedy Hire plc	5,125	3,428
Spirax-Sarco Engineering plc	215	26,315
Spire Healthcare Group plc	642	754
Spirent Communications plc	3,163	9,749
SSE plc	4,651	71,643
SSP Group plc	1,016	3,519
St Modwen Properties plc	863	3,597
St. James's Place plc	3,983	45,425
Stagecoach Group plc	3,838	3,215
Standard Chartered plc (London)	6,901	31,564
Standard Life Aberdeen plc	3,591	11,525
Stobart Group Ltd.	1,118	714
Stock Spirits Group plc	1,858	5,565
Strix Group plc	2,672	6,149
Studio Retail Group plc(1)	420	936
Superdry plc	157	258
Synthomer plc	2,700	10,591
TalkTalk Telecom Group plc	4,696	5,266
Tate & Lyle plc	3,061	25,544
Taylor Wimpey plc	21,501	38,330
TEN Entertainment Group plc	282	628
Tesco plc	26,855	75,995
TI Fluid Systems plc	394	933
Topps Tiles plc	1,038	503
TP ICAP plc	1,363	5,738
Trainline plc(1)	174	1,053
Travis Perkins plc	682	9,269
TUI AG	1,047	5,700
Tullow Oil plc	4,143	1,152
UDG Healthcare plc	656	5,962

Ultra Electronics Holdings plc	39	954
Unilever plc, ADR	1,874	101,290
United Utilities Group plc	4,376	49,802
Urban & Civic plc	233	668
Vertu Motors plc	1,944	724
Vesuvius plc	1,468	6,693
Victrex plc	494	12,466
Virgin Money UK plc(1)	7,338	8,131
Vistry Group plc	1,188	11,259
Vodafone Group plc, ADR	7,190	118,707
Vp plc	87	758
Watkin Jones plc	1,905	3,986
Weir Group plc (The)	1,832	22,013
WH Smith plc	1,030	13,569
Whitbread plc	223	6,999
WM Morrison Supermarkets plc	13,386	30,968
WPP plc, ADR	174	6,584
Yellow Cake plc(1)	1,065	2,871
		5,303,042
TOTAL COMMON STOCKS (Cost $37,512,234)		39,828,443
RIGHTS†
Italy†
Davide Campari-Milano SpA(1)	589	1
Spain†
Ferrovial SA(1)	1,103	408
Sweden†
Scandic Hotels Group AB(1)	110	218
United Kingdom†
Whitbread plc(1)	112	1,380
TOTAL RIGHTS (Cost $2,297)		2,007
TEMPORARY CASH INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $453,900)	453,900	453,900
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $37,968,431)		40,284,350
OTHER ASSETS AND LIABILITIES — 1.1%		466,060
TOTAL NET ASSETS — 100.0%		$40,750,410

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	3	June 2020	$442,917	$456,300	$13,383

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	15.7%
Industrials	15.3%
Consumer Discretionary	11.8%
Materials	11.0%
Health Care	9.7%
Consumer Staples	9.3%
Information Technology	7.9%
Communication Services	5.3%
Utilities	5.2%
Energy	4.2%
Real Estate	2.4%
Cash and Equivalents*	2.2%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	389,054	1,989,921	—
Belgium	82,249	304,500	—
Canada	3,748	3,585,779	—
Denmark	299,645	520,044	—
Finland	15,682	368,976	—
France	753,438	2,754,265	—
Germany	562,961	2,480,835	—
Hong Kong	129,379	1,034,896	—
Israel	90,675	200,905	—
Italy	54,749	774,625	—
Japan	967,631	8,789,953	—
Netherlands	683,050	764,852	—
Norway	35,589	240,754	—
Singapore	46,841	401,666	—
Spain	156,299	703,435	—
Sweden	134,747	1,141,920	—
Switzerland	1,744,200	1,796,803	—
United Kingdom	2,030,640	3,272,402	—
Other Countries	—	521,335	—
Rights	—	2,007	—
Temporary Cash Investments	453,900	—	—
	8,634,477	31,649,873	—
Other Financial Instruments
Futures Contracts	13,383	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.